UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
February 28, 2010

American Century Investments®

California Long-Term Tax-Free Fund

California High-Yield Municipal Fund

Table of Contents

President’s Letter	2
Market Perspective	3
U.S. Fixed-Income Total Returns	3

California Long-Term Tax-Free

Performance	4
Portfolio Commentary	6
Portfolio at a Glance	8
Yields	8
Portfolio Composition by Credit Rating	8
Top Five Sectors	8

California High-Yield Municipal

Performance	9
Portfolio Commentary	11
Portfolio at a Glance	13
Yields	13
Portfolio Composition by Credit Rating	13
Top Five Sectors	13

Shareholder Fee Examples	14

Financial Statements

Schedule of Investments	17
Statement of Assets and Liabilities	33
Statement of Operations	35
Statement of Changes in Net Assets	36
Notes to Financial Statements	37
Financial Highlights	44

Other Information

Board Approval of Management Agreements	52
Additional Information	58
Index Definitions	59

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended February 28, 2010, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economic, Market Conditions Improved

Municipal bonds produced positive returns during the six months ended February 28, 2010 (see the table below), when the U.S. economy and financial markets continued to rebound from the depths of the credit crisis. Gross domestic product expanded at an estimated 5.6% annual rate in the fourth quarter of 2009, inflation was tame, and home prices stabilized; however, the unemployment rate ended February at 9.7% and bank lending—a key driver of economic growth—remained weak. In that environment, the Federal Reserve held its short-term rate target at 0% to keep credit cheap and readily available.

Better economic and market conditions helped municipal bonds outperform Treasuries. Riskier securities such as high-yield bonds that did worst in the credit crisis performed best in the last six months. Technical (supply and demand) factors also contributed to tax-free municipal bond outperformance, as mutual fund flows remained positive while tax-exempt municipal supply was limited by the Build America Bond program, a federal government program intended to lower borrowing costs and improve access to capital for municipalities. This program took many newly issued bonds out of the municipal market and put them in the taxable universe.

California Municipals Lagged National Averages

Worries about the health of California’s economy and resulting impact on municipal credit quality meant bonds issued by the state and local municipalities underperformed national averages. Indeed, in January, credit rating agency Standard & Poor’s downgraded the state’s tax-supported general obligation (GO) debt rating from A to A–. Despite the downgrade, it is important to point out that we believe California is highly unlikely to default (miss payments) on its GO debt. California’s GO debt continues to be rated “investment grade” by all three big rating agencies, and the state’s constitution requires it to pay debt service on its GO bonds, which have second claim to all general fund revenues behind only education. And, as a state, California cannot file for bankruptcy, nor can it disappear, as can a corporate credit.

U.S. Fixed-Income Total Returns
For the six months ended February 28, 2010*
Barclays Capital Municipal Market Indices		Barclays Capital Taxable Market Indices
Municipal Bond	4.13%	U.S. Aggregate Index	3.19%
5-Year General Obligation (GO) Bond	3.66%	U.S. Treasury Index	1.44%
California Tax-Exempt Bond	3.69%	*Total returns for periods less than one year are not annualized.
Long-Term Municipal Bond	5.66%
Non-Investment-Grade Municipal Bond	12.89%

Performance

California Long-Term Tax-Free

Total Returns as of February 28, 2010
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	BCLTX	3.49%	9.43%	3.42%	5.24%	6.66%	11/9/83
Barclays Capital
Long-Term Municipal
Bond Index	—	5.66%	16.61%	3.78%	6.34%	8.16%(2)	—
Lipper California
Municipal Debt Funds
Average Returns(3)	—	5.39%	12.61%	2.90%	4.73%	6.77%(4)	—
Investor Class’s
Lipper Ranking(3)	—						—
as of 2/28/10		—	98 of 126	30 of 105	17 of 81	2 of 2(4)
as of 3/31/10		—	92 of 121	27 of 100	21 of 79	2 of 2(4)
A Class	ALTAX						9/28/07
No sales charge*		3.36%	9.16%	—	—	3.37%
With sales charge*		-1.26%	4.22%	—	—	1.44%
B Class	ALQBX						9/28/07
No sales charge*		2.98%	8.34%	—	—	2.60%
With sales charge*		-2.02%	4.34%	—	—	1.40%
C Class	ALTCX						9/28/07
No sales charge*		2.98%	8.35%	—	—	2.60%
With sales charge*		1.98%	8.35%	—	—	2.60%

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50%
maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.
(2)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Since 11/10/83, the date nearest the Investor Class’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

California Long-Term Tax-Free

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.49%	0.74%	1.49%	1.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

California Long-Term Tax-Free

Portfolio Managers: David MacEwen, Joseph Gotelli, and Steven Permut

Performance Summary

California Long-Term Tax-Free returned 3.49%* for the six months ended February 28, 2010. By comparison, the Barclays Capital Long-Term Municipal Bond Index returned 5.66%. The average return of the California Municipal Debt Funds tracked by Lipper was 5.39% for the same period.

The portfolio’s absolute returns reflect the solid performance of municipal bonds over the six-month period (see the Market Perspective on page 3). Relative to the Barclays Capital Long-Term Municipal Bond Index, the portfolio underperformed because of its relatively short duration (reduced price sensitivity to rate changes) and our tendency to favor premium bonds (those with coupons above the prevailing rate) in a period when the longest-term, lowest-coupon bonds performed best.

Relative to the Lipper peer group (which includes both investment-grade and high-yield funds), we believe some of our credit and sector selection decisions explain the underperformance for the six months. Nevertheless, our long-term management approach has resulted in California Long-Term Tax-Free outpacing the Lipper group average return for the five- and 10-year periods ended February 28 (see page 4).

Credit and Sector Allocation Had Mixed Results

We believe we were overweight higher-quality securities and underweight bonds rated BBB relative to our peers, holding more than 50% of assets in securities rated AAA and AA as of February 28. That positioning was key to the portfolio’s outperformance of the Lipper group during the credit crisis, but detracted modestly from relative results in the last six months, when lower-rated bonds did best.

In addition, our long-term, relative-value approach to investing led us to add state general obligation (GO) bonds trading at historically wide yield spreads (meaning they were as cheap relative to high-grade municipals as they’ve ever been), providing a favorable long-term risk/reward trade-off in our view. The bonds trailed other segments of the municipal market in recent months because of concern about California’s economy and budget. We think those concerns are overstated—we believe a default (missed payment) by the state is highly unlikely for many reasons, including the fact that California cannot file for bankruptcy, it is constitutionally required to pay debt service on its GO bonds, and GO debt is second only to education in its claim on all general fund revenues. Holding these bonds dampened recent relative performance—as did an underweight position in tobacco bonds and those issued by gas utilities—but we still like their long-term potential.

At the other end of the spectrum, it was beneficial to be underrepresented in prerefunded securities, which lagged. At the same time, we held an overweight stake in health care and hospital securities, which performed relatively well for the six months.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

California Long-Term Tax-Free

Changes to Portfolio Positioning

We implemented a yield curve flattening trade using two- and 30-year Treasury futures (the trade was based on the expectation that the yield difference, or spread, between two- and 30-year securities would narrow going forward). We put the trade on in late 2009 when the slope of the Treasury yield curve approached record levels of steepness.

Similarly, we implemented a trade designed to capitalize on the changing yield relationship between Treasury and municipal bonds, a “yield ratio” trade. We put the ratio trade in effect at a time when long-term municipal bond yields exceeded Treasury yields, a rare occurrence. The trade was based on our expectation that municipals would outperform Treasuries, and the yield difference between the two would move toward their normal historical relationship, with municipals yielding less than Treasuries. Municipals outperformed Treasuries, and the ratio declined, so we took our profits and exited this trade in late 2009.

Outlook

“We’re positive on the municipal market over time, but credit concerns and headline risk (bad publicity resulting from the state’s budget and economic situation) present near-term challenges,” said Steven Permut, leader of the municipal bond team at American Century Investments. “In the long run, we think tax rates have to rise, making municipal bonds’ tax advantages even more appealing. The supply of tax-exempt municipal bonds is also likely to be constrained for the foreseeable future by the Build America Bond program, while demand should be supported by the attractive tax-free yields municipal bonds offer relative to cash and fully taxable investments. We also expect the municipal market to benefit from changes currently under way at the big credit rating agencies, which should better recognize the comparatively high quality of municipal investments. Having said that, economic challenges remain. To be clear, we do not expect wholesale municipal bond defaults, but select issuers could face rating downgrades. We think these conditions put a premium on careful credit analysis and individual security selection—what we believe are two strengths of our management approach.”

California Long-Term Tax-Free

Portfolio at a Glance
	As of 2/28/10	As of 8/31/09
Weighted Average Maturity	16.1 years	17.4 years
Average Duration (Modified)	7.2 years	7.7 years

Yields as of February 28, 2010
30-Day SEC Yield
Investor Class		3.73%
A Class		3.32%
B Class		2.73%
C Class		2.73%

Investor Class 30-Day Tax-Equivalent Yields(1)
32.16% Tax Bracket		5.50%
34.88% Tax Bracket		5.73%
39.40% Tax Bracket		6.16%
41.21% Tax Bracket		6.34%
(1) The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Credit Rating
	% of	% of
	fund investments	fund investments
	as of 2/28/10	as of 8/31/09
AAA	26%	23%
AA	26%	27%
A	33%	36%
BBB	10%	9%
B	1%	—
Not Rated	4%	5%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources. The letter ratings indicate the credit worthiness of the underlying bonds in the portfolio and generally range from AAA (highest) to D (lowest).

Top Five Sectors as of February 28, 2010
		% of
		fund investments
General Obligation (GO)		19%
Hospital Revenue		13%
Water/Sewer/Gas Revenue		13%
Certificate of Participation (COPs)/Leases		12%
Prerefunded		9%

Performance

California High-Yield Municipal

Total Returns as of February 28, 2010
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	BCHYX	7.21%	14.90%	3.42%	5.71%	5.86%	12/30/86
Barclays Capital
Long-Term Municipal
Bond Index	—	5.66%	16.61%	3.78%	6.34%	6.96%(2)	—
Lipper California
Municipal Debt Funds
Average Returns(3)	—	5.39%	12.61%	2.90%	4.73%	5.67%(2)	—
Investor Class’s
Lipper Ranking(3)	—						—
as of 2/28/10		—	12 of 126	29 of 105	2 of 81	8 of 24(2)
as of 3/31/10		—	17 of 121	39 of 100	2 of 79	7 of 23(2)
A Class	CAYAX						1/31/03
No sales charge*		7.07%	14.61%	3.17%	—	4.14%
With sales charge*		2.24%	9.47%	2.23%	—	3.47%
B Class	CAYBX						1/31/03
No sales charge*		6.68%	13.76%	2.40%	—	3.37%
With sales charge*		1.68%	9.76%	2.21%	—	3.37%
C Class	CAYCX						1/31/03
No sales charge*		6.68%	13.76%	2.40%	—	3.40%
With sales charge*		5.68%	13.76%	2.40%	—	3.40%

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50%
maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

California High-Yield Municipal

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.52%	0.77%	1.52%	1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax  status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

California High-Yield Municipal

Portfolio Manager: Steven Permut

Performance Summary

For the six months ended February 28, 2010, California High-Yield Municipal returned 7.21%.* By comparison, the Barclays Capital Long-Term Municipal Bond Index—an investment-grade municipal index—and the Barclays Capital Non-Investment-Grade Municipal Bond Index, a municipal high-yield measure, gained 5.66% and 12.89%,** respectively. At the same time, the California Municipal Debt Funds tracked by Lipper—which includes both investment grade and high-yield funds—had an average return of 5.39%. See page 9 for additional performance comparisons.

Credit Allocation Key

The single most important determinant of the portfolio’s relative performance was its credit allocation. The portfolio holds about half its assets in securities rated A or higher, with the other half in bonds rated BBB and below or not rated. In a period when lower-quality bonds beat those with higher credit ratings, the portfolio’s credit allocation meant it outperformed the peer group average and Barclays Capital Long-Term Municipal Bond Index. However, our stake in investment-grade bonds meant that the portfolio lagged the Barclays Capital Non-Investment-Grade Municipal Bond Index.

Sector Allocation Contributed

Just as the lowest-rated securities generally did best in the last six months, so too did bonds from sectors that underperformed during the credit crisis. The key example here is land-secured debt—the portfolio holds about a quarter of assets in land-based deals. These securities underperformed by a wide margin in 2008 as the housing market slumped, economic growth faltered, and liquidity evaporated from the municipal market. And they continued to underperform during the early stages of the recovery in 2009 because these tend to be lower-volatility securities that lag more liquid (easily bought and sold), higher-beta securities. But they did much better in recent months as the economy and housing market improved. It’s also worth pointing out that we tend to favor what we consider to be higher-quality, well structured, “seasoned” land deals that are largely built out (not undeveloped land) and therefore supported by taxpaying residents.

Changes to Portfolio Positioning

We manage the portfolio using a long-term, relative-value approach to investing, looking for what we believe to be high-quality assets trading at temporarily depressed prices, or opportunities that present attractive risk/reward trade-offs. With that in mind, we put in place a yield curve flattening trade using two- and 30-year Treasury futures (the trade was based on the expectation that the yield difference, or spread, between two- and 30-year securities would narrow going forward). We implemented the trade in late 2009 when the slope of the Treasury yield curve approached record levels of steepness.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.
**The Barclays Capital Non-Investment-Grade Municipal Bond Index returns were 26.56%, 2.87% and 4.99% for the one-, five- and 10-year periods ended February 28, 2010, respectively.

California High-Yield Municipal

Similarly, we implemented a trade designed to capitalize on the changing yield relationship between Treasury and municipal bonds, a “yield ratio” trade. We put the ratio trade in effect at a time when long-term municipal bond yields exceeded Treasury yields, a rare occurrence. The trade was based on our expectation that municipals would outperform Treasuries, and the yield difference between the two would move toward their normal historical relationship, with municipals yielding less than Treasuries. Municipals outperformed Treasuries, and the ratio declined, so we took our profits and exited this trade in late 2009.

In addition, we increased our exposure to higher-coupon municipal bonds that are likely to be pre-refunded and benefit from a rating upgrade. (Prerefunded bonds have their principal amount offset by an escrow account—often invested in Treasuries—and typically see their credit rating revised up to reflect this fact.) Finally, we continued to improve the portfolio’s diversification by sector (reducing our large stake in land-secured debt in favor of health care and essential-service bonds) and by position size (reducing individual holdings to no more than 1–2% of assets) in this challenging economic, market, and housing environment.

Outlook

“We’re positive on the municipal market over time, but credit concerns and headline risk (bad publicity resulting from the state’s budget and economic situation) present near-term challenges,” said Steven Permut, leader of the municipal bond team at American Century Investments. “In the long run, we think tax rates have to rise, making municipal bonds’ tax advantages even more appealing. The supply of tax-exempt municipal bonds is also likely to be constrained for the foreseeable future by the Build America Bond program, while demand should be supported by the attractive tax-free yields municipal bonds offer relative to cash and fully taxable investments. We also expect the municipal market to benefit from changes currently under way at the big credit rating agencies, which should better recognize the comparatively high quality of municipal investments. Having said that, economic challenges remain. To be clear, we do not expect wholesale municipal bond defaults, but select issuers could face rating downgrades. We think these conditions put a premium on careful credit analysis and individual security selection—what we believe are two strengths of our management approach.”

California High-Yield Municipal

Portfolio at a Glance
	As of 2/28/10	As of 8/31/09
Weighted Average Maturity	19.5 years	19.4 years
Average Duration (Modified)	7.7 years	7.8 years

Yields as of February 28, 2010(1)
30-Day SEC Yield
Investor Class		4.68%
A Class		4.22%
B Class		3.68%
C Class		3.68%

Investor Class 30-Day Tax-Equivalent Yields(2)
32.16% Tax Bracket		6.90%
34.88% Tax Bracket		7.19%
39.40% Tax Bracket		7.72%
41.21% Tax Bracket		7.96%
(1) Yields would have been lower if a portion of fees had not been waived.
(2)	The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Credit Rating
	% of	% of
	fund investments	fund investments
	as of 2/28/10	as of 8/31/09
AAA	16%	19%
AA	15%	16%
A	21%	23%
BBB	11%	9%
BB or lower	1%	—
Not Rated	36%	33%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources. The letter ratings indicate the credit worthiness of the underlying bonds in the portfolio and generally range from AAA (highest) to D (lowest).

Top Five Sectors as of February 28, 2010
		% of
		fund investments
Land Based		27%
General Obligation (GO)		12%
Hospital Revenue		10%
Prerefunded		8%
Electrical Revenue		8%

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	9/1/09	2/28/10	9/1/09 – 2/28/10	Expense Ratio(1)
California Long-Term Tax-Free
Actual
Investor Class	$1,000	$1,034.90	$2.42	0.48%
A Class	$1,000	$1,033.60	$3.68	0.73%
B Class	$1,000	$1,029.80	$7.45	1.48%
C Class	$1,000	$1,029.80	$7.45	1.48%
Hypothetical
Investor Class	$1,000	$1,022.41	$2.41	0.48%
A Class	$1,000	$1,021.17	$3.66	0.73%
B Class	$1,000	$1,017.46	$7.40	1.48%
C Class	$1,000	$1,017.46	$7.40	1.48%
(1) Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	9/1/09	2/28/10	9/1/09 – 2/28/10	Expense Ratio(1)
California High-Yield Municipal
Actual
Investor Class (after waiver)(2)	$1,000	$1,072.10	$2.52	0.49%
Investor Class (before waiver)	$1,000	$1,072.10(3)	$2.62	0.51%
A Class (after waiver)(2)	$1,000	$1,070.70	$3.80	0.74%
A Class (before waiver)	$1,000	$1,070.70(3)	$3.90	0.76%
B Class (after waiver)(2)	$1,000	$1,066.80	$7.64	1.49%
B Class (before waiver)	$1,000	$1,066.80(3)	$7.74	1.51%
C Class (after waiver)(2)	$1,000	$1,066.80	$7.64	1.49%
C Class (before waiver)	$1,000	$1,066.80(3)	$7.74	1.51%
Hypothetical
Investor Class (after waiver)(2)	$1,000	$1,022.36	$2.46	0.49%
Investor Class (before waiver)	$1,000	$1,022.27	$2.56	0.51%
A Class (after waiver)(2)	$1,000	$1,021.12	$3.71	0.74%
A Class (before waiver)	$1,000	$1,021.03	$3.81	0.76%
B Class (after waiver)(2)	$1,000	$1,017.41	$7.45	1.49%
B Class (before waiver)	$1,000	$1,017.31	$7.55	1.51%
C Class (after waiver)(2)	$1,000	$1,017.41	$7.45	1.49%
C Class (before waiver)	$1,000	$1,017.31	$7.55	1.51%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
(2)	During the six months ended February 28, 2010, the class received a partial waiver of its management fees.
(3)	Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

Schedule of Investments

California Long-Term Tax-Free

FEBRUARY 28, 2010 (UNAUDITED)
	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 99.5%			California Department of
			Water Resources Power
CALIFORNIA — 95.7%			Supply Rev., Series 2002 A,
ABAG Finance Auth. for			5.50%, 5/1/14 (Ambac)(1)	$ 3,480,000	$ 3,831,515
Nonprofit Corps. Rev.,			California Department of
(899 Charleston LLC),			Water Resources Power
VRDN, 0.17%, 3/1/10			Supply Rev., Series 2002 B4,
(LOC: LaSalle Bank N.A.)	$ 3,400,000	$ 3,400,000	VRDN, 0.10%, 3/1/10 (LOC:
ABAG Finance Auth. for			Bayerische Landesbank)(1)	3,200,000	3,200,000
Nonprofit Corps. Rev., (Sharp			California Department of
Healthcare), 6.25%, 8/1/39(1)	2,200,000	2,378,882	Water Resources Power
Adelanto Public Utility Auth.			Supply Rev., Series 2005 G4,
Rev., Series 2009 A, (Utility			5.00%, 5/1/16(1)	1,450,000	1,666,195
System), 6.25%, 7/1/26	750,000	747,263	California Economic Recovery
Anaheim Public Financing			GO, Series 2004 C2, VRDN,
Auth. Rev., (Electric System			0.13%, 3/1/10 (LOC: Bank of
Distribution), 5.25%,			America N.A.)(1)	2,700,000	2,700,000
10/1/39(1)	4,000,000	4,125,280	California Educational
Antioch Public Financing			Facilities Auth. Rev.,
Auth. Lease Rev., Series			(University of Pacific),
2002 A, (Municipal Facilities),			5.25%, 5/1/34(1)	2,000,000	2,012,200
5.50%, 1/1/32 (NATL)(1)	5,235,000	5,334,622	California Educational
Antioch Public Financing			Facilities Auth. Rev.,
Auth. Lease Rev., Series			(University of Santa Clara),
2002 B, (Municipal Facilities),			5.625%, 4/1/37	5,000,000	5,311,700
5.625%, 1/1/27 (NATL)(1)	6,005,000	6,125,460	California Educational
Avenal Public Financing Auth.			Facilities Auth. Rev., (Western
Rev., 5.00%, 9/1/25(1)	1,395,000	1,216,719	University Health Sciences),
Banning COP, (Wastewater			6.00%, 10/1/12, Prerefunded
System Refunding &			at 100% of Par(1)(2)	1,920,000	2,177,434
Improvement), 8.00%,			California Educational
1/1/19 (Ambac)(1)(2)	365,000	438,657	Facilities Auth. Rev.,
Bay Area Toll Auth. Toll Bridge			Series 2004 C, (Lutheran
Rev., Series 2008 F1,			University), 5.00%, 10/1/29(1)	1,220,000	1,145,934
(San Francisco Bay Area),			California Educational
5.00%, 4/1/39(1)	2,135,000	2,171,871	Facilities Auth. Rev., Series
Bay Area Toll Auth. Toll Bridge			2005 A, (Occidental College),
Rev., Series 2009 F1,			5.00%, 10/1/33 (NATL)	1,070,000	1,062,617
(San Francisco Bay Area),			California Educational
5.25%, 4/1/27(1)	6,250,000	6,727,000	Facilities Auth. Rev., Series
Berryessa Union School			2007 A, (Claremont Graduate
District GO, Series 2001 B,			University), 5.00%, 3/1/42(1)	3,000,000	2,750,010
(Election of 1999), 5.375%,			California Educational
8/1/11, Prerefunded at 101%			Facilities Auth. Rev., Series
of Par (AGM)(1)(2)	1,205,000	1,303,822	2009 A, (University of
Big Bear Lake Water Rev.,			Southern California),
6.00%, 4/1/22 (NATL)(1)	3,500,000	4,037,530	5.00%, 10/1/39(1)	3,953,000	4,116,773
California County Tobacco			California GO,
Securitization Agency Rev.,			5.00%, 4/1/26(1)	3,000,000	2,986,740
(Gold Country Settlement			California GO,
Funding Corp.), 5.25%,			5.75%, 4/1/28(1)	2,000,000	2,090,620
6/1/46(1)	5,000,000	3,440,450	California GO,
			5.00%, 6/1/32(1)	6,600,000	6,122,820

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
California GO,			California Infrastructure &
5.00%, 11/1/32(1)	$ 9,500,000	$ 8,806,690	Economic Development Bank
California GO,			Rev., (Performing Arts Center
6.50%, 4/1/33(1)	5,000,000	5,413,350	of Los Angeles County),
			5.00%, 12/1/37(1)	$ 1,000,000	$ 938,620
California GO,
5.00%, 4/1/38(1)	7,000,000	6,299,160	California Municipal Finance
			Auth. Rev., (Community
California GO,			Hospital of Central
6.00%, 4/1/38(1)	5,000,000	5,165,900
			California), 5.50%, 2/1/39(1)	1,450,000	1,278,798
California GO,			California Pollution Control
6.00%, 11/1/39(1)	5,000,000	5,173,850
			Financing Auth. Rev., Series
California Health Facilities			1996 C, (Pacific Gas and
Financing Auth. Rev., Series			Electric), VRDN, 0.12%,
1993 C, (St. Francis Memorial			3/1/10 (LOC: JPMorgan
Hospital), 5.875%, 11/1/23(1)(2)	7,165,000	8,928,306	Chase Bank N.A.)(1)	400,000	400,000
California Health Facilities			California Public Works Board
Financing Auth. Rev., Series			Lease Rev., Series 1993 A,
2008 C, (Providence Health &			(Department of Corrections),
Services), 6.50%, 10/1/33(1)	1,000,000	1,141,230	5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,076,800
California Health Facilities			California Public Works Board
Financing Auth. Rev., Series			Lease Rev., Series 2005 A,
2008 J, (Catholic Healthcare			(Department of General
West), 5.625%, 7/1/32(1)	5,000,000	5,060,500	Services - Butterfield),
California Health Facilities			5.25%, 6/1/30(1)	1,250,000	1,172,812
Financing Auth. Rev., Series			California Public Works Board
2009 A, (Catholic Healthcare			Lease Rev., Series 2006 E,
West), 6.00%, 7/1/39(1)	3,400,000	3,565,716	(University of California
California Health Facilities			Research), 5.00%, 10/1/31(1)	1,335,000	1,340,887
Financing Auth. Rev., Series			California Public Works Board
2009 A, (Children’s Hospital			Lease Rev., Series 2009 G1,
of Orange County),			(Various Capital Projects),
6.50%, 11/1/38(1)	5,000,000	5,271,100	5.75%, 10/1/30(1)	2,000,000	1,999,880
California Health Facilities			California Public Works Board
Financing Auth. Rev., Series			Lease Rev., Series 2009 H,
2009 A, (Saint Joseph Health			(Department of Correction
System), 5.50%, 7/1/29(1)	3,750,000	3,902,588	and Rehabiliation),
California Health Facilities			5.75%, 11/1/29(1)	2,435,000	2,447,321
Financing Auth. Rev., Series			California Statewide
2009 A, (Saint Joseph Health			Communities Development
System), 5.75%, 7/1/39(1)	3,000,000	3,107,220	Auth. Rev., (John Muir
California Health Facilities			Health), 5.125%, 7/1/39(1)	625,000	600,681
Financing Auth. Rev., Series			California Statewide
2009 B, (Providence Health &			Communities Development
Services), 5.50%, 10/1/39(1)	1,000,000	1,050,920	Auth. Rev., (Proposition 1A
California Health Facilities			Receivables), 5.00%,
Financing Auth. Rev., Series			6/15/13(1)	1,350,000	1,454,706
2010 A, (Scripps Health),			California Statewide
5.00%, 11/15/36(1)	1,000,000	971,220	Communities Development
California Infrastructure &			Auth. Rev., Series 1998 A,
Economic Development Bank			(Sherman Oaks), 5.00%,
Rev., (India Community			8/1/22 (Ambac/California
Center), VRDN, 0.15%,			Mortgage Insurance)(1)	6,000,000	5,989,860
3/1/10 (LOC: Bank of
America N.A.)	1,750,000	1,750,000

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
California Statewide			Coalinga Public Financing
Communities Development			Auth. Local Obligation Rev.,
Auth. Rev., Series 2001 C,			Series 1998 A, (Senior Lien),
(Kaiser Permanente), VRN,			6.375%, 9/15/21 (Ambac)(1)	$ 1,320,000	$ 1,504,061
5.25%, 8/1/16(1)	$ 5,000,000	$ 5,016,050	Concord Joint Powers
California Statewide			Financing Auth. Lease Rev.,
Communities Development			(Concord Avenue Parking
Auth. Rev., Series 2005 A,			Structure), 5.125%, 3/1/23(1)	2,615,000	2,692,352
(Thomas Jefferson School			Concord Joint Powers
of Law), 4.875%, 10/1/15,			Financing Auth. Lease Rev.,
Prerefunded at 100% of			(Police Facilities), 5.25%,
Par(1)(2)	1,000,000	1,112,980	8/1/13(1)	1,810,000	1,947,904
California Statewide			Contra Costa Water District
Communities Development			Rev., Series 1992 E, 6.25%,
Auth. Rev., Series 2006 B,			10/1/12 (Ambac)(1)	1,205,000	1,299,098
(Kaiser Permanente),
5.25%, 3/1/45(1)	5,000,000	4,814,200	Fresno Sewer Rev., Series
			1993 A1, 6.25%, 9/1/14
California Statewide			(Ambac)(1)	2,225,000	2,476,470
Communities Development
Auth. Rev., Series 2008 B,			Golden State Tobacco
(Rady Children’s Hospital),			Securitization Corp.
VRDN, 0.13%, 3/1/10			Settlement Rev., Series
(LOC: Bank of the West)(1)	1,150,000	1,150,000	2003 A1, 6.25%, 6/1/13,
			Prerefunded at 100% of
California Statewide			Par(1)(2)	1,355,000	1,508,603
Communities Development
Auth. Rev., Series 2008 C,			Golden State Tobacco
(Catholic Healthcare West),			Securitization Corp.
5.625%, 7/1/35(1)	3,000,000	3,038,610	Settlement Rev., Series
			2007 A1, 5.75%, 6/1/47(1)	10,000,000	7,373,700
California Statewide
Communities Development			Golden State Tobacco
Auth. Rev., Series 2009 A,			Securitization Corp.
(Kaiser Permanente),			Settlement Rev., Series
			2007 A1, 5.125%, 6/1/47(1)	4,375,000	2,941,925
5.00%, 4/1/13(1)	2,500,000	2,726,475
California University			Hillsborough School District
Systemwide Rev., Series			GO, Series 2006 B, (Election
			of 2002), 4.86%, 9/1/29(1)(3)	4,705,000	1,742,026
2007 A, 5.00%, 11/1/24
(AGM)(1)	5,000,000	5,384,450	Hillsborough School District
California University			GO, Series 2006 B, (Election
			of 2002), 4.87%, 9/1/30(1)(3)	5,010,000	1,722,789
Systemwide Rev., Series
2009 A, 5.25%, 11/1/34(1)	2,200,000	2,252,954	Hillsborough School District
Capistrano Unified School			GO, Series 2006 B, (Election
			of 2002), 4.88%, 9/1/31(1)(3)	5,335,000	1,717,603
District Special Tax Rev.,
(Community Facilities			Huntington Beach Union High
District No. 88-1), 6.50%,			School District GO, (Election
9/1/14 (AGM)(1)	5,695,000	5,837,204	of 2004), 4.98%, 8/1/30
			(AGM-CR)(NATL)(1)(3)	6,880,000	1,961,350
Carlsbad Unified School
District GO, Series 2007 A,			Huntington Beach Union High
(Election of 2006), 5.25%,			School District GO, (Election
8/1/32 (NATL)(1)	1,125,000	1,191,589	of 2004), 5.00%, 8/1/31
			(NATL)(1)(3)	5,000,000	1,304,200
Castaic Lake Water Agency
COP, Series 1994 A, (Water
System Improvement),
7.00%, 8/1/12 (NATL)(1)	1,520,000	1,718,588

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
Irvine Improvement Bond Act			Modesto Irrigation District
of 1915 Special Assessment			COP, Series 2009 A, 5.75%,
Rev., Series 2004 A,			10/1/34(1)	$ 2,500,000	$ 2,650,575
(Assessment District			M-S-R Public Power Agency
No. 03-19), VRDN, 0.13%,			Rev., Series 1989 D,
3/1/10 (LOC: Bank of New			(San Juan), 6.75%, 7/1/20
York and California State			(NATL)(1)(2)	8,145,000	10,019,409
Teacher’s Retirement)(1)	$ 1,291,000	$ 1,291,000
			New Haven Unified School
Kern High School District GO,			District GO, 12.00%, 8/1/18
7.15%, 8/1/14 (NATL)(1)(2)	1,815,000	2,286,664	(AGM)(1)	1,000,000	1,657,210
Kern High School District GO,			Northern California Power
Series 1992 C, (Election of			Agency Rev., Series 2010 A,
1990), 6.25%, 8/1/13			4.00%, 7/1/14(4)	1,000,000	1,092,890
(NATL)(1)(2)	1,340,000	1,583,223
			Oakland Redevelopment
Kern High School District GO,			Agency Tax Allocation Rev.,
Series 2004 B, (Election of			(Central District), 5.50%,
2004), 4.50%, 8/1/17	3,630,000	4,701,649	2/1/14 (Ambac)(1)	4,160,000	4,250,646
Lancaster Financing Auth. Tax			Orange County Improvement
Allocation Rev., (Projects			Bond Act of 1915 Special
No. 5 & 6), 5.60%, 2/1/34(1)	1,250,000	1,194,488	Assessment Rev., (Newport
Lodi Unified School District			Coast Phase IV Assessment
COP, Series 2005 A, (Aspire),			District No. 01-1), 5.00%,
5.00%, 8/1/32 (FGIC)			9/2/26	850,000	758,404
(NATL)(1)	2,140,000	2,100,303	Oxnard School District GO,
Los Angeles Department of			Series 2001 A, 5.75%, 8/1/22
Airports Rev., Series 2008 C,			(NATL)(1)	3,100,000	3,437,652
(Los Angeles International			Palomar Pomerado Health
Airport), 5.25%, 5/15/21(1)	4,370,000	4,761,945	Care District COP, 6.75%,
Los Angeles Department of			11/1/39	1,750,000	1,807,750
Water & Power Rev., Series			Palomar Pomerado Health
2008 A1, (Power System),			GO, Series 2009 A, (Election
5.25%, 7/1/38(1)	4,000,000	4,259,600	of 2004), 0.00%, 8/1/19
Los Angeles Department of			(AGC)(1)(5)	1,670,000	1,027,417
Water & Power Waterworks			Pasadena COP, (Old
Rev., Series 2009 B,			Pasadena Parking Facility),
5.00%, 7/1/20(1)	5,000,000	5,730,650	6.25%, 1/1/18(1)	1,895,000	2,227,610
Manhattan Beach Unified			Perris Public Financing Auth.
School District GO, Series			Tax Allocation Rev., 5.35%,
2009 A, (Election of 2008),			10/1/36	1,150,000	915,147
6.37%, 9/1/29(1)(3)	5,905,000	1,770,142
			Pico Rivera Water Auth.
Metropolitan Water District			Rev., Series 1999 A, (Water
of Southern California Rev.,			System), 5.50%, 5/1/29
5.75%, 8/10/18(1)	8,000,000	9,467,600	(NATL)(1)	2,500,000	2,832,975
Metropolitan Water District			Pomona Unified School
of Southern California Rev.,			District GO, Series 2000 A,
Series 2006 B, 4.375%,			6.55%, 8/1/29 (NATL)(1)	1,000,000	1,182,900
7/1/37(1)	2,500,000	2,429,900
			Pomona Unified School
Metropolitan Water District			District GO, Series 2001 A,
of Southern California Rev.,			6.15%, 8/1/30 (NATL)(1)	1,000,000	1,103,240
Series 2009 B, 5.00%,
7/1/30(1)	4,000,000	4,240,320	Poway Unified School District
			Public Financing Auth. Rev.,
Metropolitan Water District			7.875%, 9/15/39	1,070,000	1,150,015
of Southern California Rev.,
Series 2009 C, 5.00%,
7/1/35(1)	1,150,000	1,194,747

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
Riverside Redevelopment			San Pablo Redevelopment
Agency Tax Allocation Rev.,			Agency Tax Allocation Rev.,
Series 2004 A, (Housing			(Tenth Township), VRDN,
Set-Aside), 5.00%, 8/1/28			0.13%, 3/1/10 (LOC: Union
(FGIC)(NATL)(1)	$ 1,330,000	$ 1,257,941	Bank of California)(1)	$ 4,000,000	$ 4,000,000
Sacramento County Airport			Santa Margarita-Dana Point
System Rev., Series 2009 D,			Auth. Rev., Series 1994 B,
(Grant Revenue Bonds),			(Improvement Districts 3,
5.625%, 7/1/29(1)	1,000,000	1,078,220	3A, 4, 4A), 7.25%, 8/1/14
Saddleback Valley Unified			(NATL)(1)	2,000,000	2,376,820
School District Public			Shasta Lake Public Finance
Financing Auth. Special Tax			Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,310,611
Rev., Series 1997 A, 6.00%,			South Coast Air Quality
9/1/16 (AGM)(1)	1,000,000	1,171,150	Management District Building
San Bernardino Community			Corp. Rev., (Installment Sale
College District GO, Series			Headquarters), 6.00%, 8/1/11
2008 A, (Election of 2002),			(Ambac)(1)	2,500,000	2,564,100
6.25%, 8/1/33(1)	1,800,000	2,017,566	South Orange County Public
San Bernardino Community			Financing Auth. Special Tax
College District GO, Series			Rev., Series 1994 A, (Senior
2009 B, (Election of 2008),			Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,161,200
0.00%, 8/1/19(1)(5)	7,400,000	4,435,560	Southern California Public
San Diego County COP			Power Auth. Rev., (Multiple
Linked Security, ARC, YCC,			Projects), 6.75%, 7/1/12
5.625%, 9/1/12 (Ambac)(1)	5,300,000	5,503,626	(AGM-CR)(1)	7,315,000	8,238,958
San Diego County Water			Southern California Public
Financing Agency Auth.			Power Auth. Rev., (Multiple
Rev., Series 2010 A, 5.00%,			Projects), 6.75%, 7/1/13
5/1/24(1)	5,000,000	5,517,300	(AGM-CR)(1)	3,730,000	4,374,880
San Diego Public Facilities			Stanton Redevelopment
Financing Auth. Rev., Series			Agency Tax Allocation Rev.,
2009 A, 5.25%, 5/15/34(1)	2,000,000	2,095,120	(Community Development),
San Francisco City and			5.45%, 12/1/17 (Ambac)(1)	1,010,000	1,012,899
County Airports Commission			Taft Public Financing Auth.
Rev., Series 2009 D, VRDN,			Lease Rev., Series 1997 A,
2.25%, 12/4/12(1)	1,500,000	1,524,195	(Community Correctional
San Francisco City and			Facility Acquisition), 6.05%,
County Airports Commission			1/1/17(1)	2,000,000	2,003,140
Rev., Series 2009 E, 5.25%,			Tuolumne Wind Project Auth.
5/1/23(1)	2,000,000	2,140,700	Rev., Series 2009 A, 5.625%,
San Francisco City and			1/1/29(1)	1,200,000	1,289,400
County COP, Series			Turlock Health Facility COP,
2009 A, (Multiple Capital			(Emanuel Medical Center,
Improvement), 5.00%,			Inc.), 5.50%, 10/15/18(1)	1,215,000	1,221,318
4/1/29(1)	1,170,000	1,168,514	Turlock Health Facility COP,
San Mateo County Joint			(Emanuel Medical Center,
Powers Financing Auth.			Inc.), 5.50%, 10/15/19(1)	1,285,000	1,282,057
Lease Rev., (Capital Projects			Tustin Improvement Bond Act
Program), 6.50%, 7/1/15			1915 Special Assessment Rev.,
(NATL)(1)	3,000,000	3,580,590	Series 1996 A, (Reassessment
San Mateo County Joint			District No. 95-2), VRDN,
Powers Financing Auth.			0.15%, 3/1/10 (LOC: Bank of
Lease Rev., (Capital Projects			New York)(1)	1,000,000	1,000,000
Program), 6.00%, 7/1/19			Ukiah Electric Rev., 6.25%,
(NATL)(1)	4,000,000	4,657,560	6/1/18 (NATL)(1)	2,315,000	2,515,572

California Long-Term Tax-Free

		Principal		Principal
		Amount	Value		Amount	Value
	Ventura County Community			PUERTO RICO — 2.8%
	College District GO, Series			Puerto Rico Electric Power
	2008 C, (Election of 2002),			Auth. Rev., Series 2002 II,
	5.50%, 8/1/33(1)	$ 5,000,000	$ 5,254,300	5.375%, 7/1/12, Prerefunded
	Vernon Electric System Rev.,			at 101% of Par (XLCA)(1)(2)	$ 4,000,000	$ 4,481,400
	Series 2009 A, 5.125%,			Puerto Rico Government
	8/1/21(1)	5,000,000	5,290,250	Development Bank Rev.,
	Vista COP, (Community			4.75%, 12/1/15 (NATL)(1)	1,000,000	1,029,330
	Projects), 5.00%, 5/1/37			Puerto Rico Highway &
	(NATL)(1)	6,000,000	5,555,040	Transportation Auth. Rev.,
	Walnut Valley Unified School			Series 2007 M, 5.00%,
	District GO, Series 1992 B,			7/1/22(1)	3,220,000	3,225,667
	6.00%, 8/1/10 (Ambac)(1)(2)	1,445,000	1,481,515	Puerto Rico Infrastructure
	Watsonville Insured Hospital			Financing Auth. Special Tax
	Rev., Series 1996 A,			Rev., Series 2005 C, 5.50%,
	(Community Hospital),			7/1/23 (Ambac)(1)	2,000,000	2,086,480
	6.20%, 7/1/12 (California			University of Puerto Rico
	Mortgage Insurance)(1)(2)	1,925,000	2,063,927	Rev., Series 2006 Q, 5.00%,
	Woodland COP, (Wastewater			6/1/12(1)	1,200,000	1,255,128
	System), 5.75%, 3/1/12					12,078,005
	(Ambac)(1)	1,690,000	1,747,105
				U.S. VIRGIN ISLANDS — 0.8%
	Woodland Finance Auth. Rev.,
	Series 2009 A, (Senior Lien),			Virgin Islands Public Finance
	5.00%, 3/1/32(1)	3,305,000	3,391,822	Auth. Rev., Series 2009 B,
				(Senior Lien), 5.00%,
	Yolo County Multifamily			10/1/17(1)	3,480,000	3,650,590
	Housing Rev., Series 1998
	A, (Primero Grove), VRDN,			TOTAL INVESTMENT
	0.23%, 3/4/10 (LOC: Bank of			SECURITIES — 99.5%
	the West and California State			(Cost $417,690,806)		432,937,536
	Teacher’s Retirement)(1)	1,480,000	1,480,000	OTHER ASSETS AND
			416,254,437	LIABILITIES — 0.5%		2,206,031
	GUAM — 0.2%			TOTAL NET ASSETS — 100.0%		$435,143,567
	Guam Government GO,
	Series 2009 A, 6.75%,
	11/15/29(1)	900,000	954,504

	Futures Contracts
				Underlying Face
	Contracts Purchased		Expiration Date	Amount at Value	Unrealized Gain (Loss)
60	U.S. Long Bond		June 2010	$7,061,250	$76,478

				Underlying Face
	Contracts Sold		Expiration Date	Amount at Value	Unrealized Gain (Loss)
193	U.S. Treasury 2-Year Notes		June 2010	$41,965,438	$(87,885)

California Long-Term Tax-Free

Notes to Schedule of Investments
ABAG = Association of Bay Area Governments
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation – Custodial Receipts
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
M-S-R = Modesto, Stockton, Redding
NATL = National Public Finance Guarantee Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
YCC = Yield Curve Certificate
(1) Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $50,120,000.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4) When-issued security.
(5) Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

See Notes to Financial Statements.

California High-Yield Municipal

FEBRUARY 28, 2010 (UNAUDITED)
	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 98.2%			Berryessa Union School
			District GO, Series 2000 A,
CALIFORNIA — 93.8%			6.18%, 8/1/21 (AGM)(1)(2)	$ 1,190,000	$ 648,490
ABAG Finance Auth. for			Berryessa Union School
Nonprofit Corps. Rev.,			District GO, Series 2000 A,
(Oshman Family Jewish			6.05%, 8/1/22 (AGM)(1)(2)	1,220,000	623,627
Community), VRDN,			Berryessa Union School
0.15%, 3/1/10 (LOC:			District GO, Series 2000 A,
LaSalle Bank N.A.)	$ 1,050,000	$ 1,050,000	6.06%, 8/1/23 (AGM)(1)(2)	1,000,000	478,010
ABAG Finance Auth. for			California Department of
Nonprofit Corps. Rev., (Sharp			Water Resources Power
Healthcare), 6.25%, 8/1/39(1)	1,800,000	1,946,358
			Supply Rev., Series 2002 B4,
ABC Unified School District			VRDN, 0.10%, 3/1/10 (LOC:
GO, Series 2000 B, 6.14%,			Bayerische Landesbank)(1)	5,900,000	5,900,000
8/1/21 (NATL/FGIC)(1)(2)	1,000,000	531,770
			California Department of
Adelanto Public Utility Auth.			Water Resources Power
Rev., Series 2009 A, 6.75%,			Supply Rev., Series 2008 H,
7/1/39	5,225,000	5,174,945	5.00%, 5/1/22(1)	4,500,000	4,949,460
Alhambra Rev., Series			California Department of
2010 A, (Atherton Baptist			Water Resources Water
Homes), 7.50%, 1/1/30	1,640,000	1,651,086	System Rev., Series 2008 AE,
Anaheim Public Financing			(Central Valley), 5.00%,
Auth. Lease Rev., Series			12/1/23(1)	2,500,000	2,806,425
1997 A, (Public			California Economic Recovery
Improvements), 6.00%,			GO, Series 2004 A, 5.25%,
9/1/24 (AGM)(1)	1,200,000	1,375,908	7/1/14 (NATL/FGIC)(1)	6,000,000	6,842,820
Beaumont Financing Auth.			California Educational
Local Agency Special Tax			Facilities Auth. Rev., (Western
Rev., Series 2004 D,			University Health Sciences),
5.80%, 9/1/35	2,875,000	2,570,279	6.00%, 10/1/12, Prerefunded
Beaumont Financing Auth.			at 100% of Par(1)(3)	1,505,000	1,678,662
Local Agency Special Tax			California Educational
Rev., Series 2005 B,			Facilities Auth. Rev.,
5.40%, 9/1/35	1,390,000	1,163,374	Series 2008 A, (Chapman
Beaumont Financing Auth.			University), VRDN, 0.15%,
Local Agency Special Tax			3/1/10 (LOC: Bank of
Rev., Series 2005 C,			America N.A.)	2,050,000	2,050,000
5.50%, 9/1/29	855,000	761,207	California Educational
Beaumont Financing Auth.			Facilities Auth. Rev., Series
Local Agency Special Tax			2009 A, (Pomona College),
Rev., Series 2005 C,			5.00%, 1/1/24(1)	1,400,000	1,585,290
5.50%, 9/1/35	4,000,000	3,126,200	California GO,
Beaumont Financing Auth.			5.25%, 10/1/29(1)	5,000,000	4,957,450
Local Agency Special			California GO,
Tax Rev., Series 2006 A,			5.25%, 3/1/38(1)	6,000,000	5,608,500
(Improvement Area No. 19C),			California GO,
5.35%, 9/1/36	2,700,000	2,050,326	6.00%, 4/1/38(1)	5,000,000	5,165,900
Beaumont Financing Auth.			California Health Facilities
Local Agency Special			Financing Auth. Rev.,
Tax Rev., Series 2008 A,			Series 1989 A, (Kaiser
(Improvement Area No. 19C),			Permanente), 7.15%, 10/1/12
6.875%, 9/1/36	1,050,000	990,969	(Ambac - TCRS)(1)(2)	4,000,000	3,816,120

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
California Health Facilities			California Public Works Board
Financing Auth. Rev., Series			Lease Rev., Series 1993 D,
2008 A, (Scripps Health),			(Department of Corrections),
5.50%, 10/1/20(1)	$ 1,500,000	$ 1,659,960	5.25%, 6/1/15 (AGM)(1)	$ 2,000,000	$ 2,205,120
California Health Facilities			California Public Works Board
Financing Auth. Rev., Series			Lease Rev., Series 2009 G1,
2008 A, (Sutter Health),			(Various Capital Projects),
5.50%, 8/15/16(1)	5,000,000	5,654,700	5.75%, 10/1/30(1)	2,000,000	1,999,880
California Health Facilities			California State Department
Financing Auth. Rev., Series			of Water Resources Power
2008 A3, (Stanford Hospital),			Supply Rev., Series 2005 F2,
VRDN, 3.45%, 6/15/11(1)	3,700,000	3,808,854	VRDN, 0.11%, 3/1/10 (LOC:
California Health Facilities			JPMorgan Chase Bank N.A.
Financing Auth. Rev., Series			and Societe Generale)(1)	200,000	200,000
2008 C, (Providence Health &			California State Department
Services), 6.50%, 10/1/33(1)	1,000,000	1,141,230	of Water Resources Rev.,
California Health Facilities			Series 2009 AF, (Water
Financing Auth. Rev., Series			System), 5.00%, 12/1/32(1)	1,000,000	1,057,710
2008 G, (Catholic Healthcare			California State University
West), 5.50%, 7/1/25(1)	2,000,000	2,070,180	Fresno Association, Inc. Rev.,
California Health Facilities			(Auxiliary Organization
Financing Auth. Rev., Series			Event Center), 7.00%,
2009 A, (Catholic Healthcare			7/1/12, Prerefunded at
West), 6.00%, 7/1/39(1)	4,300,000	4,509,582	101% of Par(1)(3)	2,455,000	2,820,132
California Health Facilities			California State University
Financing Auth. Rev., Series			Rev., Series 2005 C,
2009 A, (Children’s Hospital			(Systemwide Financing
of Orange County), 6.50%,			Program), 5.00%,
11/1/38(1)	3,000,000	3,162,660	11/1/30 (NATL)(1)	10,000,000	10,167,300
California Mobilehome Park			California State University
Financing Auth. Rev.,			Rev., Series 2009 A,
Series 2000 B, (Union City			(Systemwide Financing
Tropics), 7.30%, 8/15/10,			Program), 5.25%, 11/1/38(1)	3,000,000	3,043,410
Prerefunded at 102% of Par(3)	4,410,000	4,637,997	California Statewide
California Mobilehome Park			Communities Development
Financing Auth. Rev.,			Auth. COP, (Sonoma County
Series 2001 B, (Rancho			Indian Health), 6.40%,
Vallecitos - San Marcos),			9/1/29(1)	2,290,000	2,292,908
6.75%, 11/15/36	1,905,000	1,815,541	California Statewide
California Mobilehome Park			Communities Development
Financing Auth. Rev.,			Auth. Rev., (Drew School),
Series 2003 B, (Palomar			5.30%, 10/1/37	1,070,000	823,483
Estates E&W), 7.00%,			California Statewide
9/15/36(1)	6,345,000	6,202,682	Communities Development
California Mobilehome Park			Auth. Rev., (John Muir
Financing Auth. Rev.,			Health), 5.125%, 7/1/39(1)	625,000	600,681
Series 2006 B, (Union City			California Statewide
Tropics), 5.50%, 12/15/41	2,000,000	1,606,500	Communities Development
California Municipal Finance			Auth. Rev., (Lancer
Auth. Rev., (Biola University),			Educational Student
5.875%, 10/1/34	1,000,000	1,017,640	Housing), 5.625%, 6/1/33	2,500,000	2,058,300
California Municipal Finance			California Statewide
Auth. Rev., (Community			Communities Development
Hospital of Central			Auth. Rev., (Southern
California), 5.50%, 2/1/39(1)	1,450,000	1,278,799	California Presbyterian
			Homes), 7.25%, 11/15/41(1)	2,500,000	2,666,600

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
California Statewide			Chula Vista Industrial
Communities Development			Development Rev., Series
Auth. Rev., (Thomas			2004 D, (San Diego Gas),
Jefferson School of Law),			5.875%, 1/1/34(1)	$ 1,000,000	$ 1,099,970
7.75%, 10/1/11, Prerefunded			Clovis Public Financing Auth.
at 101% of Par(1)(3)	$ 1,885,000	$ 2,093,556	Lease Rev., (Corporate Yard),
California Statewide			5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,870,086
Communities Development			Corcoran COP, 8.75%,
Auth. Rev., Series 2001 C,			6/1/16(4)	405,000	476,474
(Kaiser Permanente), VRN,
5.25%, 8/1/16(1)	4,000,000	4,012,840	Corona Department of
			Water & Power COP, 5.00%,
California Statewide			9/1/35 (NATL)(1)	2,000,000	1,980,060
Communities Development
Auth. Rev., Series 2006 A,			Duarte Unified School District
(John Muir Health),			GO, Series 1999 B, 6.08%,
			11/1/23 (AGM)(1)(2)	1,150,000	541,857
5.00%, 8/15/34(1)	2,000,000	1,910,320
California Statewide			Eastern Municipal Water
Communities Development			District Water & Sewer COP,
Auth. Rev., Series 2007 A,			Series 2008 H, 5.00%,
			7/1/33(1)	4,500,000	4,557,915
(California Baptist University),
5.50%, 11/1/38	7,000,000	5,671,190	El Dorado County Community
California Statewide			Facilities District No. 2001-1
Communities Development			Special Tax Rev., (Promontory
Auth. Rev., Series 2007 A,			Specific), 6.30%, 9/1/31	2,500,000	2,177,225
(Front Porch Communities			El Dorado County Community
and Services), 5.125%,			Facilities District No. 2005-1
4/1/37(1)(4)	3,400,000	2,826,386	Special Tax Rev., 5.25%,
California Statewide			9/1/35	3,400,000	2,457,860
Communities Development			Folsom Community Facilities
Auth. Rev., Series 2007 A,			District No. 7 Special Tax
(Valleycare Health System),			Rev., 5.75%, 9/1/14	2,450,000	2,473,618
5.125%, 7/15/31	2,000,000	1,636,720	Folsom Community Facilities
California Statewide			District No. 10 Special Tax
Communities Development			Rev., 7.00%, 9/1/24	2,610,000	2,619,213
Auth. Rev., Series 2009 A,			Folsom Community Facilities
(Kaiser Permanente),			District No. 14 Special
5.00%, 4/1/19(1)	5,000,000	5,408,900	Tax Rev., 6.30%, 9/1/11,
Capistrano Unified School			Prerefunded at 102% of Par(3)	6,500,000	7,163,325
District Special Tax Rev.,			Foothill-De Anza Community
(Community Facilities District			College District GO, 6.16%,
No. 90-2), 6.00%, 9/1/33	6,250,000	5,904,688	8/1/21 (NATL)(1)(2)	3,000,000	1,795,440
Carmel Unified School District			Fullerton Community
GO, 5.50%, 8/1/25 (NATL)(1)	1,000,000	1,020,930	Facilities District No. 1
Carson Redevelopment			Special Tax Rev., (Amerige
Agency Tax Allocation Rev.,			Heights), 6.20%, 9/1/32	3,000,000	2,921,940
Series 2009 A, (Project Area			Fullerton Unified School
No. 1), 7.00%, 10/1/36(1)	2,000,000	2,162,360	District Special Tax Rev.,
Chino Valley Unified School			(Community Facilities District
District COP, Series 2001 A,			No. 2001-1), 6.375%, 9/1/31	5,000,000	5,000,700
5.375%, 9/1/20 (AGM)(1)	1,700,000	1,765,620	Glendale Unified School
Chula Vista Community			District GO, Series 1999 C,
Facilities District No. 06-1			6.00%, 3/1/10, Prerefunded
Area A Special Tax Rev.,			at 101% of Par (AGM)(1)(3)	2,630,000	2,658,430
(Eastlake Woods),
6.20%, 9/1/33	3,600,000	3,538,764

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Golden State Tobacco			Irvine Improvement Bond Act
Securitization Corp.			of 1915 Special Assessment
Settlement Rev., Series			Rev., Series 2006 B,
2007 A1, 5.75%, 6/1/47(1)	$ 7,500,000	$ 5,530,275	(Reassessment District
Golden State Tobacco			No. 03-19), VRDN, 0.13%,
Securitization Corp.			3/1/10 (LOC: Bank of New
Settlement Rev., Series			York and California State
2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,715,740	Teacher’s Retirement)	$ 924,000	$ 924,000
Hawaiian Gardens COP,			Irvine Unified School District
Series 2000 A, 8.00%, 6/1/10,			Special Tax Rev., (Community
Prerefunded at 102% of Par(3)	2,965,000	3,078,204	Facilities District No. 06-1),
Hemet Unified School District			6.70%, 9/1/35	1,000,000	1,009,740
Special Tax Rev., (Community			Jurupa Special Tax Rev.,
Facilities District No. 2005-2),			Series 2008 A, (Community
5.25%, 9/1/30	2,670,000	2,281,301	Facilities District No. 25),
Hemet Unified School District			8.875%, 9/1/38	2,000,000	2,146,040
Special Tax Rev., (Community			Lake Elsinore Community
Facilities District No. 2005-2),			Facilities District No. 2004-3
5.25%, 9/1/35	1,510,000	1,234,546	Special Tax Rev., Series
			2005 A, (Rosetta Canyon
Hesperia Public Financing			Improvement Area No. 1),
Auth. Tax Allocation Rev.,			5.25%, 9/1/35	1,225,000	976,545
Series 2007 A,
(Redevelopment and Housing),			Lake Elsinore Community
5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,740,140	Facilities District No. 2004-3
			Special Tax Rev., Series
Hesperia Public Financing			2006 A, (Rosetta Canyon
Auth. Tax Allocation Rev.,			Improvement Area No. 2),
Series 2007 A,			5.25%, 9/1/37	5,000,000	3,795,850
(Redevelopment and Housing),
5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,785,787	Lake Elsinore Community
			Facilities District No. 2005-1
Highland Community Facilities			Special Tax Rev., Series
District No. 2001-1 Special			2006 A, (Serenity),
Tax Rev., 6.45%, 9/1/28	2,000,000	1,999,980	5.35%, 9/1/36	1,100,000	886,787
Imperial Irrigation District			Lake Elsinore Community
COP, (Water System), 5.50%,			Facilities District No. 2005-2
7/1/29 (Ambac)(1)	5,000,000	5,090,400
			Special Tax Rev., Series
Independent Cities Lease			2005 A, (Alverhill Ranch
Finance Auth. Rev., Series			Improvement Area A),
2004 A, (Morgan Hill -			5.45%, 9/1/36	5,000,000	3,896,150
Hacienda Valley Mobile			Lake Elsinore Community
Estates), 5.90%, 11/15/34	2,235,000	2,037,717	Facilities District No. 2006-2
Independent Cities Lease			Special Tax Rev., Series
Finance Auth. Rev., Series			2006 A, (Viscaya),
2006 B, (San Juan Mobile			5.40%, 9/1/36	2,020,000	1,641,432
Estates), 5.55%, 5/15/31	500,000	428,275	Lake Elsinore Unified School
Independent Cities Lease			District Special Tax Rev.,
Finance Auth. Rev., Series			(Community Facilities District
2006 B, (San Juan Mobile			No. 2005-1, Improvement
Estates), 5.85%, 5/15/41	1,150,000	981,697	Area A), 5.40%, 9/1/35	2,245,000	1,867,167
Independent Cities Lease			Lincoln Community Facilities
Finance Auth. Rev., Series			District No. 2003-1 Special
2007 A, (Santa Rosa Leisure			Tax Rev., (Lincoln Crossing),
Mobilehome Park), 5.70%,			6.00%, 9/1/13, Prerefunded
11/15/47	3,430,000	3,021,727	at 102% of Par(3)	1,775,000	2,108,682

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Los Angeles Community			Oceanside Community
College District GO, Series			Development Commission
2008 F1, (Election of 2003),			Tax Allocation Rev.,
5.00%, 8/1/27(1)	$ 2,000,000	$ 2,108,200	(Downtown Redevelopment),
Los Angeles Community			5.70%, 9/1/25(1)	$ 3,500,000	$ 3,500,735
Facilities District No. 3			Oceanside Community
Special Tax Rev., (Cascades			Facilities District No. 2001-1
Business Park & Golf Course),			Special Tax Rev., Series
6.40%, 9/1/22	1,310,000	1,299,979	2002 A, (Morrow Hills
Los Angeles Department of			Development), 6.20%, 9/1/32	2,590,000	2,392,564
Airports Rev., Series 2008 C,			Oxnard School District GO,
(Los Angeles International			Series 2001 A, 5.75%,
Airport), 5.25%, 5/15/25(1)	2,000,000	2,116,060	8/1/30 (NATL)(1)	3,000,000	3,210,690
Manteca Unified School			Palmdale Water District
District GO, (Election of 2004),			COP, 5.00%, 10/1/34
4.92%, 8/1/30 (NATL)(1)(2)	5,455,000	1,396,971	(NATL/FGIC)(1)	2,950,000	2,763,590
Metropolitan Water District			Palomar Pomerado Health
of Southern California Rev.,			Care District COP,
Series 2009 C,			6.75%, 11/1/39	4,250,000	4,390,250
5.00%, 7/1/35(1)	1,150,000	1,194,746	Palomar Pomerado Health
Milpitas Improvement			Care District COP, (Indian
Bond Act of 1915 Special			Health Council, Inc.),
Assessment Rev., Series			6.25%, 10/1/29(1)	2,410,000	2,348,786
1996 A, (Local Improvement			Perris Community Facilities
District No. 18), 6.75%, 9/2/16	1,480,000	1,488,599	District No. 2004-3 Special
Modesto Irrigation District			Tax Rev., Series 2005 A,
COP, Series 2009 A,			(Improvement Area No. 2),
(Capital Improvements),			5.30%, 9/1/35	1,365,000	1,038,792
6.00%, 10/1/39(1)	3,000,000	3,235,170	Perris Public Financing
Montebello Community			Auth. Special Tax Rev.,
Redevelopment Agency			Series 2003 A, 6.25%, 9/1/33	2,955,000	2,697,974
Tax Allocation Rev.,			Perris Public Financing
Series 2009 A, (Montebello			Auth. Special Tax Rev.,
Hills Redevelopment),			Series 2004 A, 6.125%, 9/1/34	2,995,000	2,677,081
8.10%, 3/1/27(1)	2,000,000	2,253,500
			Perris Public Financing
Moreno Valley Unified School			Auth. Special Tax Rev.,
District Special Tax Rev.,			Series 2008 A, (Community
(Community Facilities District			Facilities District No. 2005-4),
No. 2002-1), 6.20%, 9/1/32	4,000,000	3,738,400	6.60%, 9/1/38	2,210,000	2,003,542
Murrieta Community			Perris Public Financing
Facilities District No. 2000-2			Auth. Tax Allocation Rev.,
Special Tax Rev., Series			5.35%, 10/1/36	975,000	775,886
2004 A, (The Oaks
Improvement Area),			Perris Union High School
6.00%, 9/1/34	1,920,000	1,688,352	District GO, Series 2000 A,
			6.40%, 9/1/24
Murrieta Improvement Bond			(NATL/FGIC)(1)(2)	1,000,000	419,420
Act of 1915 Special Tax Rev.,
(Community Facilities District			Perris Union High School
No. 2000-1), 6.375%, 9/1/30	4,100,000	3,904,348	District GO, Series 2000 A,
			6.40%, 3/1/25
Oakland Unified School			(NATL/FGIC)(1)(2)	1,000,000	398,660
District Alameda County GO,
Series 2009 A, (Election of			Pittsburg Redevelopment
2006), 6.125%, 8/1/29(1)	2,500,000	2,641,925	Agency Tax Allocation Rev.,
			(Los Medanos Community
			Development), 6.20%,
			8/1/25 (Ambac)(1)(2)	2,900,000	1,113,571

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Placer Union High School			Riverside Unified School
District GO, Series 2000 A,			District Special Tax Rev.,
(Election of 1999), 6.20%,			(Community Facilities District
8/1/16 (NATL/FGIC)(1)(2)	$ 2,640,000	$ 2,047,848	No. 13, Improvement Area 1),
Placer Union High School			5.375%, 9/1/34	$ 2,000,000	$ 1,637,700
District GO, Series 2000 A,			Riverside Unified School
(Election of 1999), 6.28%,			District Special Tax Rev.,
8/1/18 (NATL/FGIC)(1)(2)	1,600,000	1,064,096	Series 2000 A, (Community
Placer Union High School			Facilities District No. 7),
District GO, Series 2000 A,			7.00%, 9/1/10, Prerefunded
(Election of 1999), 6.35%,			at 102% of Par(3)	4,765,000	5,024,693
8/1/21 (NATL/FGIC)(1)(2)	2,925,000	1,555,427	Riverside Unified School
Placer Union High School			District Special Tax Rev.,
District GO, Series 2000 A,			Series 2005 A, (Community
(Election of 1999), 6.37%,			Facilities District No. 15,
8/1/22 (NATL/FGIC)(1)(2)	2,100,000	1,043,994	Improvement Area 2),
Placer Union High School			5.25%, 9/1/30	1,000,000	849,430
District GO, Series 2000 A,			Rohnert Park Finance Auth.
(Election of 1999), 6.39%,			Rev., Series 2001 A, (Las
8/1/23 (NATL/FGIC)(1)(2)	3,525,000	1,635,142	Casitas de Sonoma),
Placer Union High School			6.40%, 4/15/36	4,315,000	4,201,472
District GO, Series 2000 A,			Romoland School District
(Election of 1999), 2.11%,			Special Tax Rev., (Community
8/1/24 (NATL/FGIC)(1)(2)	1,000,000	432,350	Facilities District No. 1,
			Improvement Area 1),
Pleasant Valley School			5.40%, 9/1/36	5,000,000	3,987,050
District-Ventura County GO,
Series 2002 A, 5.85%,			Roseville Community
8/1/31 (NATL)(1)	4,835,000	5,244,573	Facilities District No. 1
			Special Tax Rev., (The
Poway Unified School District			Fountains), 6.125%, 9/1/38	2,600,000	2,303,236
Public Financing Auth. Rev.,
7.875%, 9/15/39	4,000,000	4,299,120	Sacramento Airport System
			Rev., Series 2009 D,
Rancho Cordova Community			(Grant Revenue Bonds),
Facilities District No. 2003-1			6.00%, 7/1/35(1)	4,000,000	4,320,920
Special Tax Rev., (Sunridge
Anatolia), 5.375%, 9/1/37	3,000,000	2,445,750	Sacramento County
			Community Facilities District
Rancho Cordova Community			No. 1 Special Tax Rev., (Elliot
Facilities District No. 2003-1			Ranch), 6.30%, 9/1/21	1,500,000	1,503,195
Special Tax Rev., (Sunridge
Anatolia), 5.50%, 9/1/37	2,000,000	1,663,320	Sacramento Municipal
			Utilities District Electric Rev.,
Rancho Cordova Community			Series 1997 K, 5.25%,
Facilities District No. 2004-1			7/1/24 (Ambac)(1)	4,000,000	4,504,720
Special Tax Rev., (Sunridge
Park Area), 6.125%, 9/1/37	10,000,000	8,308,300	Sacramento Special Tax Rev.,
			(North Natomas Community
Redding California Electric			Facilities District No. 1),
System Rev., COP,			6.30%, 9/1/26	4,000,000	4,011,600
Series 2008 A, 5.00%,
6/1/30 (AGM)(1)	2,500,000	2,537,000	San Buenaventura City COP,
			(Wastewater Revenue),
Riverside County COP, 5.75%,			5.00%, 3/1/29 (NATL)(1)	1,975,000	2,021,077
11/1/31 (NATL)(1)	2,365,000	2,510,045
			San Diego Redevelopment
Riverside County Improvement			Agency Tax Allocation Rev.,
Bond Act of 1915 Special			Series 2009 A, (North Park
Assessment Rev., (District			Redevelopment Project),
No. 168-Rivercrest),			7.00%, 11/1/39(1)	3,000,000	3,174,630
6.70%, 9/2/26	1,875,000	1,820,400

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
San Francisco City and			Stockton Community
County Airports Commission			Facilities District Special
Rev., Series 2008 34D,			Tax Rev., (Spanos Park
(San Francisco International			West No. 2001-1), 6.375%,
Airport), 5.25%, 5/1/26(1)	$ 3,000,000	$ 3,152,370	9/1/12, Prerefunded at 102%
San Francisco City and			of Par(1)(3)	$ 4,195,000	$ 4,841,491
County Redevelopment			Sunnyvale Community
Agency Lease Rev.,			Facilities District No. 1
(George R. Moscone),			Special Tax Rev.,
7.05%, 7/1/13(1)(2)	1,250,000	1,145,325	7.75%, 8/1/32	6,500,000	6,505,460
San Francisco City and			Tahoe-Truckee Unified
County Redevelopment			School District GO, Series
Financing Auth. Tax Allocation			1999 A, (Improvement
Rev., Series 2009 D, (Mission			District No. 2), 6.19%,
Bay South Redevelopment),			8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,297,548
6.625%, 8/1/39(1)	2,000,000	2,099,780	Tahoe-Truckee Unified
San Marcos Public Facilities			School District GO, Series
Auth. Special Tax Rev., Series			1999 A, (Improvement
2004 A, 5.45%, 9/1/24	2,790,000	2,560,578	District No. 2), 6.19%,
Santa Barbara County			8/1/23 (NATL/FGIC)(1)(2)	2,220,000	994,160
Water Rev. COP, 5.50%,			Tracy Community Facilities
9/1/22 (Ambac)(1)	3,005,000	3,171,477	District No. 2006-1 Special
Santa Cruz County			Tax Rev., (NEI Phase II),
Redevelopment Agency			5.75%, 9/1/36	3,105,000	2,459,595
Tax Allocation Rev., Series			Tuolumne Wind Project
2009 A, (Live Oak/Soquel			Auth. Rev., Series 2009 A,
Community Improvement),			5.875%, 1/1/29(1)	2,000,000	2,185,020
7.00%, 9/1/36(1)	3,000,000	3,253,530	Turlock Health Facility COP,
Shasta Lake Public Finance			Series 2007 B, (Emanuel
Auth. Rev., (Electrical			Medical Center, Inc.),
Enterprise), 6.25%, 4/1/13,			5.50%, 10/15/37(1)	2,000,000	1,728,680
Prerefunded at 102% of			Tustin Community Facilities
Par(1)(3)	7,755,000	9,179,438	District No. 06-1 Special Tax
Soledad Improvement			Rev., Series 2007 A, (Tustin
Bond Act of 1915 District			Legacy/Columbus Villages),
No. 2002-01 Special			6.00%, 9/1/36	5,000,000	4,551,350
Assessment Rev., (Diamond			Tustin Community Facilities
Ridge), 6.75%, 9/2/33	2,160,000	2,048,198	District No. 07-1 Special Tax
Southern California Public			Rev., (Tustin Legacy/Retail
Power Auth. Rev.,			Center), 6.00%, 9/1/37	1,300,000	1,218,763
(Multi-Projects), 6.75%,			University of California
7/1/10 (AGM-CR)(1)	500,000	511,055	Rev., Series 2009 O,
Southern California Public			5.25%, 5/15/39(1)	1,300,000	1,377,350
Power Auth. Rev.,			Val Verde Unified School
(Transmission), 6.35%,			District Special Tax Rev.,
7/1/14 (NATL-IBC)(1)(2)	2,400,000	2,136,792	(Community Facilities District
Southern California Public			No. 1, Improvement Area A),
Power Auth. Rev.,			5.40%, 9/1/30	2,500,000	2,193,875
(Transmission), 6.35%,			Val Verde Unified School
7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,059,063	District Special Tax Rev.,
Southern California Public			(Community Facilities District
Power Auth. Rev., Series			No. 1, Improvement Area A),
2008 A, (Transmission),			5.45%, 9/1/36	2,600,000	2,198,274
5.00%, 7/1/22(1)	5,750,000	6,269,398

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Ventura County Community			PUERTO RICO — 3.1%
College District GO, Series			Puerto Rico Electric Power
2008 C, (Election of 2002),			Auth. Rev., Series 2007 UU,
5.50%, 8/1/33(1)	$ 1,600,000	$ 1,681,376	VRN, 0.86%, 4/1/10, resets
Vernon Electric System Rev.,			quarterly at 67% of the
Series 2009 A, 5.125%,			3-month LIBOR plus 0.70%
8/1/21(1)	8,000,000	8,464,400	with no caps(1)	$ 7,800,000	$ 5,391,750
West Sacramento Community			Puerto Rico GO, Series
Facilities District No. 20			2006 A, (Public Improvement),
Special Tax Rev., 5.30%,			5.25%, 7/1/30(1)	1,145,000	1,121,104
9/1/35	1,740,000	1,406,912	Puerto Rico GO, Series
Westlands Water District			2008 A, 6.00%, 7/1/38(1)	1,400,000	1,437,758
COP, Series 2005 A, 5.00%,			Puerto Rico GO, Series
9/1/25 (NATL)(1)	2,080,000	2,134,642	2009 B, (Public Improvement),
Yosemite Community College			6.00%, 7/1/39(1)	2,000,000	2,058,900
District GO, (Election of			Puerto Rico Sales Tax
2004), 4.33%, 8/1/16			Financing Corp. Rev., Series
(AGM)(1)(2)	3,545,000	2,786,512	2007 A, VRN, 1.10%, 5/3/10,
Yuba City Redevelopment			resets quarterly at 67% of
Agency Tax Allocation Rev.,			the 3-month LIBOR plus
5.70%, 9/1/24	2,270,000	1,924,029	0.93% with no caps(1)	10,000,000	6,275,000
Yuba City Redevelopment					16,284,512
Agency Tax Allocation Rev.,			U.S. VIRGIN ISLANDS — 0.6%
6.00%, 9/1/31	2,000,000	1,647,120	Virgin Islands Public Finance
Yuba City Unified School			Auth. Rev., Series 2009 A,
District GO, 6.05%, 3/1/25			(Diageo Matching Fund
(NATL/FGIC)(1)(2)	1,500,000	581,685	Bonds), 6.75%, 10/1/37	2,000,000	2,171,000
		490,639,719	Virgin Islands Public Finance
GUAM — 0.7%			Auth. Rev., Series 2009 A1,
Guam Government GO, Series			(Senior Lien/Capital
2009 A, 7.00%, 11/15/39(1)	3,300,000	3,534,432	Projects), 5.00%, 10/1/29(1)	1,000,000	960,120
					3,131,120
			TOTAL INVESTMENT
			SECURITIES — 98.2%
			(Cost $526,212,281)		513,589,783
			OTHER ASSETS AND
			LIABILITIES — 1.8%		9,419,260
			TOTAL NET ASSETS — 100.0%		$523,009,043

Futures Contracts
			Underlying Face
	Contracts Purchased	Expiration Date	Amount at Value	Unrealized Gain (Loss)
74	U.S. Long Bond	June 2010	$8,708,875	$94,322

			Underlying Face
	Contracts Sold	Expiration Date	Amount at Value	Unrealized Gain (Loss)
239	U.S. Treasury 2-Year Notes	June 2010	$51,967,563	$(108,832)

California High-Yield Municipal

Notes to Schedule of Investments
ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation – Custodial Receipts
Ambac = Ambac Assurance Corporation
Ambac-TCRS = Ambac Assurance Corporation – Transferrable Custodial Receipts
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
NATL-IBC = National Public Finance Guarantee Corporation – Insured Bond Certificates
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
(1) Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $60,677,000.
(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,302,860, which represented 0.6% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2010 (UNAUDITED)
	California	California
	Long-Term Tax-Free	High-Yield Municipal
Assets
Investment securities, at value (cost of
$417,690,806 and $526,212,281, respectively)	$432,937,536	$513,589,783
Cash	42,069	206,519
Receivable for investments sold	1,581,806	61,800
Receivable for capital shares sold	117,647	573,124
Receivable for variation margin on futures contracts	45,000	55,500
Interest receivable	5,590,172	10,166,015
	440,314,230	524,652,741

Liabilities
Payable for investments purchased	4,304,007	—
Payable for capital shares redeemed	181,264	815,958
Payable for variation margin on futures contracts	24,125	29,875
Accrued management fees	159,079	192,805
Distribution fees payable	5,142	17,759
Service fees (and distribution fees — A Class) payable	4,524	25,359
Dividends payable	492,522	561,942
	5,170,663	1,643,698

Net Assets	$435,143,567	$523,009,043

See Notes to Financial Statements.

FEBRUARY 28, 2010 (UNAUDITED)
	California	California
	Long-Term Tax-Free	High-Yield Municipal
Net Assets Consist of:
Capital paid in	$434,024,278	$566,506,248
Accumulated undistributed net investment income (loss)	96,125	(128,929)
Accumulated net realized loss on investment transactions	(14,212,159)	(30,731,268)
Net unrealized appreciation (depreciation) on investments	15,235,323	(12,637,008)
	$435,143,567	$523,009,043

Investor Class
Net assets	$411,357,693	$389,858,109
Shares outstanding	38,121,686	42,019,927
Net asset value per share	$10.79	$9.28

A Class
Net assets	$14,809,526	$102,060,379
Shares outstanding	1,372,433	11,000,323
Net asset value per share	$10.79	$9.28
Maximum offering price (net asset value divided by 0.955)	$11.30	$9.72

B Class
Net assets	$26,603	$985,438
Shares outstanding	2,466	106,211
Net asset value per share	$10.79	$9.28

C Class
Net assets	$8,949,745	$30,105,117
Shares outstanding	829,399	3,244,399
Net asset value per share	$10.79	$9.28

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010 (UNAUDITED)
	California	California
	Long-Term Tax-Free	High-Yield Municipal
Investment Income (Loss)
Income:
Interest	$10,728,496	$14,705,282

Expenses:
Management fees	1,024,984	1,330,569
Distribution fees:
B Class	98	3,701
C Class	29,432	114,113
Service fees:
B Class	33	1,234
C Class	9,811	38,037
Distribution and service fees — A Class	15,527	127,832
Trustees’ fees and expenses	8,866	10,859
Other expenses	55	54
	1,088,806	1,626,399
Fees waived	—	(62,915)
	1,088,806	1,563,484

Net investment income (loss)	9,639,690	13,141,798

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,367,332)	(3,701,524)
Futures contract transactions	(167,530)	(388,603)
	(3,534,862)	(4,090,127)

Change in net unrealized appreciation (depreciation) on:
Investments	8,416,241	26,806,066
Futures contracts	174,501	228,941
	8,590,742	27,035,007

Net realized and unrealized gain (loss)	5,055,880	22,944,880

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,695,570	$36,086,678

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2010 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2009
	California Long-Term Tax-Free		California High-Yield Municipal
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 9,639,690	$ 19,769,646	$ 13,141,798	$ 27,411,260
Net realized gain (loss)	(3,534,862)	(8,155,162)	(4,090,127)	(16,020,882)
Change in net unrealized
appreciation (depreciation)	8,590,742	489,021	27,035,007	(30,879,974)
Net increase (decrease) in net assets
resulting from operations	14,695,570	12,103,505	36,086,678	(19,489,596)

Distributions to Shareholders
From net investment income:
Investor Class	(9,273,926)	(19,296,657)	(10,100,913)	(20,387,662)
A Class	(266,075)	(330,336)	(2,516,849)	(5,527,472)
B Class	(463)	(951)	(20,585)	(43,799)
C Class	(138,661)	(132,178)	(634,663)	(1,452,024)
From net realized gains:
Investor Class	(282,535)	—	—	—
A Class	(8,495)	—	—	—
B Class	(18)	—	—	—
C Class	(5,256)	—	—	—
Decrease in net assets from distributions	(9,975,429)	(19,760,122)	(13,273,010)	(27,410,957)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	8,552,071	(8,879,658)	(5,929,194)	(76,687,910)

Net increase (decrease) in net assets	13,272,212	(16,536,275)	16,884,474	(123,588,463)

Net Assets
Beginning of period	421,871,355	438,407,630	506,124,569	629,713,032
End of period	$435,143,567	$421,871,355	$523,009,043	$ 506,124,569

Accumulated undistributed net
investment income (loss)	$96,125	$135,560	$(128,929)	$2,283

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Long-Term Tax-Free Fund (Long-Term) and California High-Yield Municipal Fund (High-Yield Municipal) are two funds in a series issued by the trust. Long-Term is diversified under the 1940 Act. High-Yield Municipal is nondiversified under the 1940 Act. Long-Term’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes. Long-Term invests primarily in long-term investment-grade municipal obligations. High-Yield Municipal’s investment objective is to seek high current income that is exempt from federal and California income taxes. High-Yield Municipal pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The funds may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — In preparing the financial statements, management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc., (ACIM) (the investment advisor) under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Long-Term and from 0.1925% to 0.3100% for High-Yield Municipal. The rates for the Complex Fee range from 0.2500% to 0.3100%. The investment advisor voluntarily agreed to waive 0.024% of its management fee for High-Yield Municipal for the six months ended February 28, 2010. The total amount of the waiver for each class of High-Yield Municipal was $46,873, $12,272, $118, and $3,652 for the Investor Class, A Class, B Class, and C Class, respectively. The investment advisor expects the fee waiver to continue through July 31, 2010 and cannot terminate it without consulting the Board of Trustees. The effective annual management fee for each class of Long-Term for the six months ended February 28, 2010 was 0.48%. The effective annual management fee for each class of High-Yield Municipal for the six months ended February 28, 2010 was 0.51% before waiver and 0.49% after waiver.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2010, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended February 28, 2010 were as follows:

	Long-Term	High-Yield Municipal
Purchases	$54,043,180	$38,972,578
Sales	$56,932,813	$47,154,284

4. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2010		Year ended August 31, 2009
	Shares	Amount	Shares	Amount

Long-Term
Investor Class
Sold	1,206,324	$ 13,053,004	2,458,207	$ 25,282,715
Issued in reinvestment of distributions	599,597	6,475,912	1,265,165	12,986,315
Redeemed	(1,664,795)	(17,985,062)	(5,540,731)	(56,281,428)
	141,126	1,543,854	(1,817,359)	(18,012,398)
A Class
Sold	636,139	6,878,276	846,542	8,782,757
Issued in reinvestment of distributions	15,964	172,348	12,798	131,710
Redeemed	(237,556)	(2,567,422)	(470,769)	(4,779,031)
	414,547	4,483,202	388,571	4,135,436
B Class
Issued in reinvestment of distributions	45	481	92	951
C Class
Sold	296,059	3,211,480	510,946	5,269,768
Issued in reinvestment of distributions	5,598	60,413	5,017	51,988
Redeemed	(68,448)	(747,359)	(31,374)	(325,403)
	233,209	2,524,534	484,589	4,996,353
Net increase (decrease)	788,927	$ 8,552,071	(944,107)	$ (8,879,658)

High-Yield Municipal
Investor Class
Sold	4,589,493	$ 42,310,827	7,437,211	$ 64,350,962
Issued in reinvestment of distributions	817,094	7,558,895	1,793,476	15,332,797
Redeemed	(5,446,795)	(50,178,618)	(15,129,688)	(128,314,223)
	(40,208)	(308,896)	(5,899,001)	(48,630,464)
A Class
Sold	1,038,578	9,621,756	3,254,297	27,936,391
Issued in reinvestment of distributions	183,311	1,696,115	433,732	3,707,761
Redeemed	(1,613,438)	(14,919,844)	(6,342,488)	(53,985,441)
	(391,549)	(3,601,973)	(2,654,459)	(22,341,289)
B Class
Sold	116	1,069	10,859	93,014
Issued in reinvestment of distributions	950	8,789	2,220	18,975
Redeemed	(2,327)	(21,523)	(32,872)	(281,397)
	(1,261)	(11,665)	(19,793)	(169,408)
C Class
Sold	160,191	1,476,406	525,813	4,535,532
Issued in reinvestment of distributions	31,186	288,611	79,549	679,723
Redeemed	(410,693)	(3,771,677)	(1,274,820)	(10,762,004)
	(219,316)	(2,006,660)	(669,458)	(5,546,749)
Net increase (decrease)	(652,334)	$ (5,929,194)	(9,242,711)	$ (76,687,910)

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of February 28, 2010, the valuation inputs used to determine the fair value of the funds’ municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

6. Derivative Instruments

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the funds’ typical volume during the period.

For Long-Term, the value of interest rate risk derivatives as of February 28, 2010, is disclosed on the Statement of Assets and Liabilities as an asset of $45,000 in receivable for variation margin on futures contracts and a liability of $24,125 in payable for variation margin on futures contracts. For Long-Term, for the six months ended February 28, 2010, the effect of interest rate risk derivatives on the Statement of Operations was $(167,530) in net realized gain (loss) on futures contract transactions and $174,501 in change in net unrealized appreciation (depreciation) on futures contracts.

For High-Yield Municipal, the value of interest rate risk derivatives as of February 28, 2010, is disclosed on the Statement of Assets and Liabilities as an asset of $55,500 in receivable for variation margin on futures contracts and a liability of $29,875 in payable for variation margin on futures contracts. For High-Yield Municipal, for the six months ended February 28, 2010, the effect of interest rate risk derivatives on the Statement of Operations was $(388,603) in net realized gain (loss) on futures contract transactions and $228,941 in change in net unrealized appreciation (depreciation) on futures contracts.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended February 28, 2010, the funds did not utilize the program.

8. Risk Factors

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax. High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

	Long-Term	High-Yield Municipal
Federal tax cost of investments	$418,197,173	$526,212,281
Gross tax appreciation of investments	$22,768,403	$ 18,399,854
Gross tax depreciation of investments	(8,028,040)	(31,022,352)
Net tax appreciation (depreciation) of investments	$14,740,363	$(12,622,498)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2009, High-Yield Municipal had accumulated capital losses of $(13,700,854), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2015	2016	2017
High-Yield Municipal	$(1,856,960)	$(59,453)	$(11,784,441)

Long-Term and High-Yield Municipal had capital loss deferrals of $(9,689,183) and $(12,562,866) respectively, which represent net capital losses incurred in the ten-month period ended August 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC, the parent corporation of each fund’s advisor. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. The change of trustee may technically be considered a “change of control” of ACC and therefore also a change of control of each fund’s advisor even though there has been no change to their management and none is anticipated. The “change of control” resulted in the assignment of each fund’s investment advisory agreement. Under the Act, an assignment automatically terminated such agreement, making the approval of a new agreement necessary.

On February 18, 2010, the Board of Trustees approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. On April 1, 2010, the Board of Trustees approved new investment advisory agreements. The interim agreements and the new agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. The new agreements have been submitted to shareholders for approval at a Special Meeting of Shareholders to be held on June 16, 2010.

Financial Highlights

California Long-Term Tax-Free

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$10.67	$10.83	$10.98	$11.36	$11.78	$11.69
Income From
Investment Operations
Net Investment
Income (Loss)	0.24	0.50	0.51	0.51	0.51	0.52
Net Realized and
Unrealized Gain (Loss)	0.13	(0.16)	(0.15)	(0.36)	(0.19)	0.09
Total From
Investment Operations	0.37	0.34	0.36	0.15	0.32	0.61
Distributions
From Net
Investment Income	(0.24)	(0.50)	(0.51)	(0.51)	(0.51)	(0.52)
From Net
Realized Gains	(0.01)	—	—	(0.02)	(0.23)	—
Total Distributions	(0.25)	(0.50)	(0.51)	(0.53)	(0.74)	(0.52)
Net Asset Value,
End of Period	$10.79	$10.67	$10.83	$10.98	$11.36	$11.78

Total Return(2)	3.49%	3.47%	3.29%	1.24%	2.89%	5.38%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.48%(3)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.52%(3)	4.90%	4.60%	4.48%	4.46%	4.40%
Portfolio Turnover Rate	13%	36%	29%	18%	33%	36%
Net Assets, End of Period
(in thousands)	$411,358	$405,263	$431,008	$442,058	$446,000	$475,954
(1)	Six months ended February 28, 2010 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3) Annualized.

See Notes to Financial Statements.

California Long-Term Tax-Free

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.67	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.23	0.48	0.44
Net Realized and Unrealized Gain (Loss)	0.13	(0.16)	(0.27)
Total From Investment Operations	0.36	0.32	0.17
Distributions
From Net Investment Income	(0.23)	(0.48)	(0.44)
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.24)	(0.48)	(0.44)
Net Asset Value, End of Period	$10.79	$10.67	$10.83

Total Return(3)	3.36%	3.22%	1.57%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73%(4)	0.74%	0.74%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.27%(4)	4.65%	4.41%(4)
Portfolio Turnover Rate	13%	36%	29%(5)
Net Assets, End of Period (in thousands)	$14,810	$10,221	$6,166
(1) Six months ended February 28, 2010 (unaudited).
(2) September 28, 2007 (commencement of sale) through August 31, 2008.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.
(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

California Long-Term Tax-Free

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.67	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.19	0.40	0.36
Net Realized and Unrealized Gain (Loss)	0.13	(0.16)	(0.27)
Total From Investment Operations	0.32	0.24	0.09
Distributions
From Net Investment Income	(0.19)	(0.40)	(0.36)
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.20)	(0.40)	(0.36)
Net Asset Value, End of Period	$10.79	$10.67	$10.83

Total Return(3)	2.98%	2.44%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48%(4)	1.49%	1.49%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.52%(4)	3.90%	3.64%(4)
Portfolio Turnover Rate	13%	36%	29%(5)
Net Assets, End of Period (in thousands)	$27	$26	$25
(1) Six months ended February 28, 2010 (unaudited).
(2) September 28, 2007 (commencement of sale) through August 31, 2008.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.
(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

California Long-Term Tax-Free

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.67	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.19	0.40	0.36
Net Realized and Unrealized Gain (Loss)	0.13	(0.16)	(0.27)
Total From Investment Operations	0.32	0.24	0.09
Distributions
From Net Investment Income	(0.19)	(0.40)	(0.36)
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.20)	(0.40)	(0.36)
Net Asset Value, End of Period	$10.79	$10.67	$10.83

Total Return(3)	2.98%	2.45%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48%(4)	1.49%	1.49%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.52%(4)	3.90%	3.72%(4)
Portfolio Turnover Rate	13%	36%	29%(5)
Net Assets, End of Period (in thousands)	$8,950	$6,362	$1,209
(1) Six months ended February 28, 2010 (unaudited).
(2) September 28, 2007 (commencement of sale) through August 31, 2008.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.
(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

California High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$8.88	$9.50	$9.90	$10.25	$10.36	$9.93
Income From
Investment Operations
Net Investment
Income (Loss)	0.24	0.48	0.48	0.48	0.49	0.51
Net Realized and
Unrealized Gain (Loss)	0.40	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From
Investment Operations	0.64	(0.14)	0.08	0.13	0.38	0.94
Distributions
From Net
Investment Income	(0.24)	(0.48)	(0.48)	(0.48)	(0.49)	(0.51)
Net Asset Value,
End of Period	$9.28	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(2)	7.21%	(1.16)%	0.81%	1.22%	3.80%	9.65%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.49%(3)(4)	0.52%(3)	0.52%	0.52%	0.52%	0.52%
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)	0.51%(4)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	5.12%(3)(4)	5.56%(3)	4.91%	4.70%	4.80%	4.99%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	5.10%(4)	5.56%	4.91%	4.70%	4.80%	4.99%
Portfolio Turnover Rate	8%	26%	31%	17%	25%	13%
Net Assets, End of Period
(in thousands)	$389,858	$373,313	$455,741	$467,477	$406,063	$377,534
(1)	Six months ended February 28, 2010 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Effective August 1, 2009, the investment advisor voluntarily agreed to waive a portion of its management fee.
(4) Annualized.

See Notes to Financial Statements.

California High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$8.88	$9.50	$9.90	$10.25	$10.36	$9.93
Income From
Investment Operations
Net Investment
Income (Loss)	0.23	0.46	0.45	0.46	0.46	0.48
Net Realized and
Unrealized Gain (Loss)	0.40	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From
Investment Operations	0.63	(0.16)	0.05	0.11	0.35	0.91
Distributions
From Net
Investment Income	(0.23)	(0.46)	(0.45)	(0.46)	(0.46)	(0.48)
Net Asset Value,
End of Period	$9.28	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(2)	7.07%	(1.41)%	0.55%	0.97%	3.54%	9.38%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.74%(3)(4)	0.77%(3)	0.77%	0.77%	0.77%	0.77%
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)	0.76%(4)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.87%(3)(4)	5.31%(3)	4.66%	4.45%	4.55%	4.74%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	4.85%(4)	5.31%	4.66%	4.45%	4.55%	4.74%
Portfolio Turnover Rate	8%	26%	31%	17%	25%	13%
Net Assets, End of Period
(in thousands)	$102,060	$101,111	$133,480	$147,314	$90,421	$39,608
(1)	Six months ended February 28, 2010 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Effective August 1, 2009, the investment advisor voluntarily agreed to waive a portion of its management fee.
(4) Annualized.

See Notes to Financial Statements.

California High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$8.88	$9.50	$9.90	$10.25	$10.36	$9.93
Income From
Investment Operations
Net Investment
Income (Loss)	0.19	0.39	0.38	0.38	0.39	0.40
Net Realized and
Unrealized Gain (Loss)	0.40	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From
Investment Operations	0.59	(0.23)	(0.02)	0.03	0.28	0.83
Distributions
From Net
Investment Income	(0.19)	(0.39)	(0.38)	(0.38)	(0.39)	(0.40)
Net Asset Value,
End of Period	$9.28	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(2)	6.68%	(2.14)%	(0.20)%	0.22%	2.77%	8.57%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.49%(3)(4)	1.52%(3)	1.52%	1.52%	1.52%	1.52%
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)	1.51%(4)	1.52%	1.52%	1.52%	1.52%	1.52%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.12%(3)(4)	4.56%(3)	3.91%	3.70%	3.80%	3.99%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	4.10%(4)	4.56%	3.91%	3.70%	3.80%	3.99%
Portfolio Turnover Rate	8%	26%	31%	17%	25%	13%
Net Assets, End of Period
(in thousands)	$985	$954	$1,209	$1,454	$1,263	$1,158
(1)	Six months ended February 28, 2010 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Effective August 1, 2009, the investment advisor voluntarily agreed to waive a portion of its management fee.
(4) Annualized.

See Notes to Financial Statements.

California High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$8.88	$9.50	$9.90	$10.25	$10.36	$9.93
Income From
Investment Operations
Net Investment
Income (Loss)	0.19	0.39	0.38	0.38	0.39	0.40
Net Realized and
Unrealized Gain (Loss)	0.40	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From
Investment Operations	0.59	(0.23)	(0.02)	0.03	0.28	0.83
Distributions
From Net
Investment Income	(0.19)	(0.39)	(0.38)	(0.38)	(0.39)	(0.40)
Net Asset Value,
End of Period	$9.28	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(2)	6.68%	(2.14)%	(0.20)%	0.22%	2.76%	8.56%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.49%(3)(4)	1.52%(3)	1.52%	1.52%	1.52%	1.52%
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)	1.51%(4)	1.52%	1.52%	1.52%	1.52%	1.52%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.12%(3)(4)	4.56%(3)	3.91%	3.70%	3.80%	3.99%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	4.10%(4)	4.56%	3.91%	3.70%	3.80%	3.99%
Portfolio Turnover Rate	8%	26%	31%	17%	25%	13%
Net Assets, End of Period
(in thousands)	$30,105	$30,747	$39,283	$42,125	$31,276	$17,499
(1)	Six months ended February 28, 2010 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Effective August 1, 2009, the investment advisor voluntarily agreed to waive a portion of its management fee.
(4) Annualized.

See Notes to Financial Statements.

Board Approval of Management Agreements

American Century Investment Management, Inc. (“ACIM” or the “Advisor”) currently serves as investment advisor to the Funds under an interim management agreement (the “Interim Management Agreement”) between the Advisor and the Funds approved by the Funds’ Board of Trustees (the “Board”). The Advisor previously served as investment advisor to the Funds pursuant to a management agreement (the “Prior Management Agreement”) that terminated in accordance with its terms on February 16, 2010, as a result of a change of control of the Advisor’s parent company, American Century Companies, Inc. (“ACC”). The change in control occurred as the result of a change in the trustee of a trust created by James E. Stowers, Jr., the founder of American Century Investments that holds shares representing a significant interest in ACC stock. Mr. Stowers previously served as the trustee of the trust. On February 16, 2010, Richard W. Brown, Co-Chairman of ACC with Mr. Stowers, became the trustee in accordance with the terms of the trust and Mr. Stowers’ long-standing estate and succession plan.

On February 18, 2010, the Board approved the Interim Management Agreement in accordance with Rule 15a-4 under the Investment Company Act to ensure continued management of the Funds by the Advisor after the termination of the Prior Management Agreement and until shareholder approval of a new management agreement (the “Proposed Management Agreement”) as required under the Act. The Board has approved the Proposed Management Agreement and has recommended its approval to shareholders. Fund shareholders are scheduled to consider approval of the Proposed Management Agreement at a meeting to be held on June 16, 2010.*

The Interim Management Agreement and the Proposed Management Agreement are substantially identical to the Prior Management Agreement except for their effective dates and the termination provisions of the Interim Management Agreement. Under the Interim and Proposed Management Agreements, the Advisor will provide the same services to the Funds and receive the same compensation rate as under the Prior Management Agreement.

Basis for Board Approval of Interim Management Agreement

In considering the approval of the Interim Management Agreement, Rule 15a-4 requires the Board to approve the contract within ten business days of the termination of the prior agreement and to determine that the compensation to be received under the interim agreement is no greater than would have been received under the prior agreement. In connection with the approval, the Board noted that it oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided by the Advisor, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations.

*Management agreements for new share classes of the Funds launched after February 16, 2010, did not terminate, have not been replaced by Interim
Management Agreements, and do not require Board or shareholder approval at this time.

In evaluating the Interim Management Agreement, the Board, assisted by the advice of its independent legal counsel, considered a number of factors in addition to those required by the rule with no one factor being determinative to its analysis. Among the factors considered by the Board were the circumstances and effect of the change of control, the fact that the Advisor will provide the same services and receive the same compensation rate as under the Prior Management Agreements, and that the change of control did not result in a change of the personnel managing the Funds. Upon completion of its analysis, the Board approved the Interim Management Agreement, determining that the continued management of the Funds by the Advisor was in the best interests of the Funds and Fund shareholders.

Basis for Board Approval of Proposed Management Agreement

At a meeting held on April 1, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the Proposed Management Agreement. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and services provided to the Funds by the Advisor. The Board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided by the Advisor, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services provided to the Funds;

• the wide range of programs and services the Advisor provides to the Funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the Advisor;

• data comparing the cost of owning the Funds to the cost of owning similar funds;

• the fact that there will be no changes to the fees, services, or personnel who provide such services as compared to the Prior Management Agreement;

• data comparing the Funds’ performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of the Funds to the Advisor and the overall profitability of the Advisor;

• data comparing services provided and charges to the Funds with those for other non-fund investment management clients of the Advisor; and

• consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Funds and potential sharing of economies of scale in connection with the management of the Funds.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In particular, the Board recognized that shareholders may have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for each Fund. The Board did not identify any single factor as being all-important or controlling, and each Board member may have attributed different levels of importance to different factors. In deciding to approve the Proposed Management Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Proposed Management Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the Proposed Management Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

• constructing and designing the Funds

• portfolio research and security selection

• initial capitalization/funding

• securities trading

• Fund administration

• custody of Fund assets

• daily valuation of each Fund’s portfolio

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The investment management services provided to the Funds are complex and provide Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. As a part of its general oversight and in evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Proposed Management Agreement, the Advisor will also provide the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Funds as well as compensation to the five highest paid personnel of the Advisor. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Proposed Management Agreement, and the reasonableness of the proposed management fees.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of each Fund specifically, and the expenses incurred by the Advisor in providing various functions to the Funds. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as the fund complex and the Funds increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of each Fund reflect the complexity of assessing economies of scale.

Comparison to Fees of Funds not Managed by the Advisor. Both the Prior and Proposed Management Agreements provide that the Funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ Independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties that provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of similar funds not managed by the Advisor.

The Board concluded that the management fee to be paid by each Fund to the Advisor under the Proposed Management Agreement is reasonable in light of the services to be provided to the Funds.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use Fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute Fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Funds to determine breakpoints in each Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Proposed Management Agreement be approved and recommended its approval to Fund shareholders.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital 5-Year General Obligation (GO) Bond Index is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The Barclays Capital California Tax-Exempt Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that are investment-grade and are issued in California.

The Barclays Capital Long-Term Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The Barclays Capital Municipal Bond Index is a market value-weighted index designed for the long-term tax-exempt bond market.

The Barclays Capital Non-Investment-Grade Municipal Bond Index is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The Barclays Capital U.S. Aggregate Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Treasury Index is composed of those securities included in the Barclays Capital U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

Notes

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century California Tax-Free and Municipal Funds
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1004
CL-SAN-67944N

Semiannual Report
February 28, 2010

American Century Investments®

California Tax-Free Money Market Fund

California Tax-Free Bond Fund

Table of Contents

President’s Letter	2
Market Perspective	3
U.S. Fixed-Income Total Returns	3

California Tax-Free Money Market Fund

Performance	4
Yields	5
Portfolio Composition by Maturity	5

California Tax-Free Bond Fund

Performance	6
Portfolio Commentary	8
Portfolio at a Glance	10
Yields	10
Top Five Sectors	10
Portfolio Composition by Credit Rating	10

Shareholder Fee Examples	11

Financial Statements

Schedule of Investments	13
Statement of Assets and Liabilities	29
Statement of Operations	30
Statement of Changes in Net Assets	31
Notes to Financial Statements	32
Financial Highlights	37

Other Information

Board Approval of Management Agreements	39
Additional Information	45
Index Definitions	46

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended February 28, 2010, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economic, Market Conditions Improved

Municipal bonds produced positive returns during the six months ended February 28, 2010 (see the accompanying table), when the U.S. economy and financial markets continued to rebound from the depths of the credit crisis. Gross domestic product expanded at an estimated 5.6% annual rate in the fourth quarter of 2009, inflation was tame, and home prices stabilized; however, the unemployment rate ended February at 9.7% and bank lending—a key driver of economic growth—remained weak. In that environment, the Federal Reserve held its short-term rate target at 0% to keep credit cheap and readily available.

Better economic and market conditions helped municipal bonds outperform Treasuries. Riskier securities such as high-yield bonds that did worst in the credit crisis performed best in the last six months. Technical (supply and demand) factors also contributed to tax-free municipal bond outperformance, as mutual fund flows remained positive while tax-exempt municipal supply was limited by the Build America Bond program, a federal government program intended to lower borrowing costs and improve access to capital for municipalities. This program took many newly issued bonds out of the municipal market and put them in the taxable universe.

California Municipals Lagged National Averages

Worries about the health of California’s economy and resulting impact on municipal credit quality meant bonds issued by the state and local municipalities underperformed national averages. Indeed, in January, credit rating agency Standard & Poor’s downgraded the state’s tax-supported general obligation (GO) debt rating from A to A–. Despite the downgrade, it is important to point out that we believe California is highly unlikely to default (miss payments) on its GO debt. California’s GO debt continues to be rated “investment grade” by all three big rating agencies, and the state’s constitution requires it to pay debt service on its GO bonds, which have second claim to all general fund revenues behind only education. And, as a state, California cannot file for bankruptcy, nor can it disappear, as can a corporate credit.

U.S. Fixed-Income Total Returns
For the six months ended February 28, 2010*
Barclays Capital Municipal Market Indices		Barclays Capital Taxable Market Indices
Municipal Bond	4.13%	U.S. Aggregate Index	3.19%
5-Year General Obligation (GO) Bond	3.66%	U.S. Treasury Index	1.44%
California Tax-Exempt Bond	3.69%	*Total returns for periods less than one year are not annualized.
Long-Term Municipal Bond	5.66%
Non-Investment-Grade Municipal Bond	12.89%

3

Performance

California Tax-Free Money Market

Total Returns as of February 28, 2010
Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
California Tax-Free
Money Market	BCTXX	0.02%(2)	0.12%(2)	1.99%(2)	1.77%	2.96%	11/9/83
Lipper California
Tax-Exempt Money
Market Funds
Average Returns(3)	—	0.02%	0.10%	1.85%	1.62%	3.07%(4)	—
Fund’s Lipper Ranking
as of 2/28/10(3)	—	—	31 of 73	17 of 61	9 of 43	2 of 2(4)	—
Fund’s Lipper Ranking
as of 3/31/10(3)	—	—	29 of 73	17 of 61	9 of 43	2 of 2(4)	—
(1)	Total returns for periods less than one year are not annualized.
(2)	Fund returns would have been lower if American Century Investments had not voluntarily waived a portion of its management fees.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Since 11/30/83, the date nearest the fund’s inception for which data are available.

Total Annual Fund Operating Expenses
California Tax-Free Money Market 0.55%	x

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4

California Tax-Free Money Market

Yields as of February 28, 2010
7-Day Current Yield
After waiver(1)		0.01%
Before waiver		-0.17%
7-Day Effective Yield(1)
		0.01%
7-Day Tax-Equivalent Current Yields(1)(2)
32.16% Tax Bracket		0.01%
34.88% Tax Bracket		0.02%
39.40% Tax Bracket		0.02%
41.21% Tax Bracket		0.02%
(1)	The yields presented reflect the waiver of a portion of the fund’s management fees. Without such waiver, the 7-day yields would have been lower.
(2)	The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Maturity
	% of fund investments	% of fund investments
	as of 2/28/10	as of 8/31/09
1-30 days	87%	86%
31-90 days	3%	—
91-180 days	10%	1%
More than 180 days	—	13%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

5

Performance

California Tax-Free Bond

Total Returns as of February 28, 2010
Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
California Tax-Free Bond	BCITX	3.74%	7.84%	3.83%	4.72%	5.76%	11/9/83
Barclays Capital 5-Year
GO Bond Index	—	3.66%	7.11%	4.97%	5.37%	6.43%(2)	—
Lipper California
Intermediate
Municipal Debt Funds
Average Returns(3)	—	3.76%	7.46%	3.37%	4.45%	5.76%(4)	—
Fund’s Lipper Ranking
as of 2/28/10(3)	—	—	16 of 38	5 of 35	4 of 22	1 of 1(4)	—
Fund’s Lipper Ranking
as of 3/31/10(3)	—	—	20 of 42	9 of 40	5 of 25	1 of 1(4)	—
(1)	Total returns for periods less than one year are not annualized.
(2)	Since 10/31/83, the date nearest the fund’s inception for which data are available.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Since 11/10/83, the date nearest the fund’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

6

California Tax-Free Bond

Total Annual Fund Operating Expenses
California Tax-Free Bond 0.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit 18000 americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

7

Portfolio Commentary

California Tax-Free Bond

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

Performance Summary

California Tax-Free Bond returned 3.74%* for the six months ended February 28, 2010. By comparison, the Barclays Capital 5-Year GO Bond Index returned 3.66%. The average return of the California Intermediate Municipal Debt Funds tracked by Lipper Inc. was 3.76% for the same period.

The portfolio’s absolute returns reflect the solid performance of municipal bonds over the six-month period (see the Market Perspective on page 3). The fund performed roughly in line with its peer group average and the Barclays Capital 5-Year GO Bond Index in a period when we made a number of trades that we believe will contribute to outperformance over time. We believe this long-term approach has contributed to California Tax-Free Bond outpacing the Lipper group average return for the one-, five-, and 10-year periods ended February 28 (see page 6).

Sector and Credit Allocations Had Mixed Effects

We manage the portfolio using a long-term, relative-value approach to investing, looking for what we believe to be high-quality assets trading at temporarily depressed prices, or opportunities that present attractive risk/reward trade-offs.

This management approach led us to add state general obligation (GO) bonds trading at historically wide yield spreads (meaning they were as cheap relative to high-grade municipals as they’ve ever been), providing a favorable long-term risk/reward trade-off in our view. The bonds trailed other segments of the municipal market in recent months because of concern about California’s economy and budget. We think those concerns are overstated—we believe a default (missed payment) by the state is highly unlikely for many reasons, including the fact that California cannot file for bankruptcy, it is constitutionally required to pay debt service on its GO bonds, and GO debt is second only to education in its claim on all general fund revenues. Holding these bonds dampened recent relative performance—as did an underweight position in tobacco bonds and those issued by gas utilities—but we still like their long-term potential.

At the other end of the spectrum, it was beneficial to be underrepresented in prerefunded securities, which lagged. At the same time, we held an overweight stake in health care and hospital securities, which performed relatively well for the six months.

Our credit exposure also had a mixed effect—we held more than 50% of assets in securities rated AAA and AA as of February 28. That positioning was key to the portfolio’s outperformance during the credit crisis, but detracted modestly from relative results in the last six months, when lower-rated bonds did best.

*Total returns for periods less than one year are not annualized.

8

California Tax-Free Bond

Changes to Portfolio Positioning

We implemented a yield curve flattening trade using two- and 30-year Treasury futures (the trade was based on the expectation that the yield difference, or spread, between two- and 30-year securities would narrow going forward). We put the trade on in late 2009 when the slope of the Treasury yield curve approached record levels of steepness.

Similarly, we implemented a trade designed to capitalize on the changing yield relationship between Treasury and municipal bonds, a “yield ratio” trade. We put the ratio trade in effect at a time when long-term municipal bond yields exceeded Treasury yields, a rare occurrence. The trade was based on our expectation that municipals would outperform Treasuries, and the yield difference between the two would move toward their normal historical relationship, with municipals yielding less than Treasuries. Municipals outperformed Treasuries, and the ratio declined, so we took our profits and exited this trade in late 2009.

Outlook

“We’re positive on the municipal market over time, but credit concerns and headline risk (bad publicity resulting from the state’s budget and economic situation) present near-term challenges,” said Steven Permut, leader of the municipal bond team at American Century Investments. “In the long run, we think tax rates have to rise, making municipal bonds’ tax advantages even more appealing. The supply of tax-exempt municipal bonds is also likely to be constrained for the foreseeable future by the Build America Bond program, while demand should be supported by the attractive tax-free yields municipal bonds offer relative to cash and fully taxable investments. We also expect the municipal market to benefit from changes currently under way at the big credit rating agencies, which should better recognize the comparatively high quality of municipal investments. Having said that, economic challenges remain. To be clear, we do not expect wholesale municipal bond defaults, but select issuers could face rating downgrades. We think these conditions put a premium on careful credit analysis and individual security selection—what we believe are two strengths of our management approach.”

9

California Tax-Free Bond

Portfolio at a Glance
	As of 2/28/10	As of 8/31/09
Weighted Average Maturity	9.3 years	10.3 years
Average Duration (Modified)	4.9 years	5.2 years

Yields as of February 28, 2010
30-Day SEC Yield
		2.65%
30-Day Tax-Equivalent Yields*
32.16% Tax Bracket		3.91%
34.88% Tax Bracket		4.07%
39.40% Tax Bracket		4.37%
41.21% Tax Bracket		4.51%
*The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors as of February 28, 2010
		% of fund investments
General Obligation (GO)		21%
Electric Revenue		14%
Prerefunded		13%
Hospital Revenue		11%
Certificates of Participation (COPs)/Leases		7%

Portfolio Composition by Credit Rating
	% of fund investments	% of fund investments
	as of 2/28/10	as of 8/31/09
AAA	31%	31%
AA	22%	24%
A	34%	29%
BBB	10%	12%
Not Rated	3%	4%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources. The letter ratings indicate the credit worthiness of the underlying bonds in the portfolio and generally range from AAA (highest) to D (lowest).

10

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

11

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	9/1/09	2/28/10	9/1/09 – 2/28/10	Expense Ratio(1)
California Tax-Free Money Market
Actual (after waiver)(2)	$1,000	$1,000.20	$1.69	0.34%
Actual (before waiver)	$1,000	$1,000.20(3)	$2.48	0.50%
Hypothetical	$1,000	$1,023.11	$1.71	0.34%
(after waiver)(2)
Hypothetical	$1,000	$1,022.32	$2.51	0.50%
(before waiver)
California Tax-Free Bond
Actual	$1,000	$1,037.40	$2.42	0.48%
Hypothetical	$1,000	$1,022.41	$2.41	0.48%
(1)	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
(2)	During the six months ended February 28, 2010, the investment advisor waived a portion of the fund’s management fee.
(3)	Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

12

Schedule of Investments

California Tax-Free Money Market

FEBRUARY 28, 2010 (UNAUDITED)
	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 106.9%(1)			Austin Trust Various States
GO, Series 2008-3020X,
CALIFORNIA — 106.9%			VRDN, 0.21%, 3/8/10
ABAG Finance Auth. for			(AGM) (LIQ FAC: Bank of
Nonprofit Corps. Multifamily			America N.A.)(2)(3)	$ 5,750,000	$ 5,750,000
Housing Rev., Series 2002 A,			Austin Trust Various States
(The Arbors Apartments),			GO, Series 2008-3044X,
VRDN, 0.20%, 3/3/10			VRDN, 0.21%, 3/8/10
(FNMA) (LIQ FAC: FNMA)(2)	$ 2,000,000	$ 2,000,000	(AGM) (LIQ FAC: Bank of
ABAG Finance Auth. for			America N.A.)(2)(3)	6,665,000	6,665,000
Nonprofit Corps. Rev.,			Austin Trust Various States
(Katherine Delmar Burke			GO, Series 2008-3318,
School), VRDN, 0.60%,			VRDN, 0.18%, 3/8/10
3/4/10 (LOC: Allied Irish			(AGC-ICC) (LIQ FAC: Bank
Bank plc)(2)	5,050,000	5,050,000	of America N.A.)(2)(3)	1,500,000	1,500,000
ABAG Finance Auth. for			Barstow Multifamily
Nonprofit Corps. Rev., Series			Housing Rev., (Desert Vista
2005 A, (San Francisco			Apartments), VRDN, 0.18%,
University), VRDN, 0.60%,			3/3/10 (LOC: Redlands
3/4/10 (LOC: Allied Irish			Federal Bank and FHLB)(2)	2,400,000	2,400,000
Bank plc)(2)	950,000	950,000
Butte County Housing Auth.
ABAG Finance Auth. for			Multi-Family Rev., (Pine Tree
Nonprofit Corps. Rev., Series			Apartments), VRDN, 0.20%,
2006 A, (La Jolla Country			3/3/10 (LOC: Wells Fargo
Day School), VRDN, 0.60%,			Bank N.A.)(2)	257,000	257,000
3/4/10 (LOC: Allied Irish			California Department of
Bank plc)(2)	1,090,000	1,090,000
Water Resources Power
Anaheim Union High School			Supply Rev., Series 2002 B4,
District COP, (School Facility			VRDN, 0.10%, 3/1/10 (LOC:
Bridge Funding), VRDN,			Bayerische Landesbank)(2)	2,900,000	2,900,000
0.25%, 3/4/10 (AGM)			California Educational
(SBBPA: Wachovia			Facilities Auth. Rev.,
Bank N.A.)(2)	3,060,000	3,060,000
Series 2008 C, (Chapman
Apple Valley COP, (Public			University), VRDN, 0.15%,
Facilities Financing), VRDN,			3/1/10 (LOC: Bank of
0.23%, 3/4/10 (LOC: Union			America N.A.)	1,200,000	1,200,000
Bank of California N.A.			California Enterprise
and California State			Development Auth. Rev.,
Teacher’s Retirement)(2)	3,445,000	3,445,000
(Community Hospice, Inc.),
Austin Trust Various States			VRDN, 0.23%, 3/4/10 (LOC:
GO, Series 2008-1154,			Bank of Stockton and FHLB)	4,755,000	4,755,000
VRDN, 0.21%, 3/8/10			California Enterprise
(AGM) (LIQ FAC: Bank of			Development Auth. Rev.,
America N.A.)(2)(3)	5,315,000	5,315,000
(Humane Society Silicon
Austin Trust Various States			Valley), VRDN, 0.23%,
GO, Series 2008-3016X,			3/4/10 (LOC: First Republic
VRDN, 0.21%, 3/8/10			Bank and U.S. Bank N.A.)(2)	8,000,000	8,000,000
(AGM) (LIQ FAC: Bank of			California GO, Series
America N.A.)(2)(3)	7,180,000	7,180,000
2006-1255, (PUTTERs),
Austin Trust Various States			VRDN, 0.23%, 3/4/10
GO, Series 2008-3019X,			(BHAC-CR/Ambac)
VRDN, 0.18%, 3/8/10			(LIQ FAC: JPMorgan
(AGM) (LIQ FAC: Bank of			Chase Bank N.A.)(3)	2,750,000	2,750,000
America N.A.)(2)(3)	6,500,000	6,500,000

13

California Tax-Free Money Market

	Principal			Principal
	Amount	Value		Amount	Value
California GO, Series			California Statewide
2007-1932, (PUTTERs),			Communities Development
VRDN, 0.50%, 3/4/10			Auth. Multifamily Housing
(AGM) (LIQ FAC: JPMorgan			Rev., Series 2008-2680,
Chase Bank N.A.)(2)(3)	$ 4,995,000	$ 4,995,000	(PUTTERs), VRDN, 0.30%,
California Infrastructure			3/4/10 (LOC: JPMorgan
& Economic Development			Chase Bank N.A.)(3)	$ 7,500,000	$ 7,500,000
Bank Rev., (Bay Area Toll			California Statewide
Bridges), VRDN, 0.23%,			Communities Development
3/4/10 (LOC: Bank of			Auth. Rev., (Archer School
the West)(2)	2,830,000	2,830,000	for Girls, Inc.), VRDN,
California Infrastructure			0.60%, 3/4/10 (LOC: Allied
& Economic Development			Irish Bank plc)	1,000,000	1,000,000
Bank Rev., (Country			California Statewide
Schools), VRDN, 0.23%,			Communities Development
3/4/10 (LOC: First Republic			Auth. Rev., (Trinity Children
Bank and Bank of New York)	3,000,000	3,000,000	& Family), VRDN, 0.27%,
California Infrastructure			3/3/10 (LOC: Citizens
& Economic Development			Business Bank and
Bank Rev., Series 2008 A,			California State
(iWorks, Inc.), VRDN,			Teacher’s Retirement)	6,100,000	6,100,000
0.33%, 3/4/10 (LOC: City			California Statewide
National Bank and FHLB)(2)	1,335,000	1,335,000	Communities Development
California Municipal Finance			Auth. Rev., Series 2000 A,
Auth. Rev., (Saint Andrew’s			(Jewish Federation), VRDN,
Parish), VRDN, 0.60%,			0.52%, 3/4/10 (LOC: Allied
3/4/10 (LOC: Allied Irish			Irish Bank plc)	3,230,000	3,230,000
Bank plc)(2)	1,300,000	1,300,000	Diamond Bar Public
California Municipal Finance			Financing Auth. Lease Rev.,
Auth. Rev., Series 2008 A,			Series 2002 A, (Community/
(Central Coast YMCA),			Senior Center), VRDN,
VRDN, 0.17%, 3/4/10			0.25%, 3/3/10 (LOC: Union
(LOC: Pacific Capital Bank			Bank of California N.A.)(2)	7,400,000	7,400,000
N.A. and FHLB)	2,750,000	2,750,000	East Bay Municipal Utility
California School Cash			District Water System Rev.,
Reserve Program Auth.			Series 2009 A1, VRN,
Rev., Series 2009-10A,			0.20%, 3/4/10	5,000,000	5,000,000
2.50%, 7/1/10	10,000,000	10,063,101	East Bay Municipal Utility
California State Department			District Water System Rev.,
of Water Resources Power			Series 2009 A2, VRN,
Supply Rev., Series 2002 A,			0.20%, 3/4/10	29,540,000	29,540,000
5.50%, 5/1/10(2)	2,095,000	2,110,811	East Bay Municipal Utility
California State Department			District Water System Rev.,
of Water Resources Power			Series 2010 A1, VRN,
Supply Rev., Series 2002 B2,			1.00%, 3/1/10(4)	5,000,000	5,000,000
VRDN, 0.14%, 3/1/10			East Bay Municipal Utility
(LOC: BNP Paribas)(2)	2,000,000	2,000,000	District Water System Rev.,
California State Department			Series 2010 A2, VRN,
of Water Resources Power			1.00%, 3/1/10(4)	23,000,000	23,000,000
Supply Rev., Series 2005 G3,			Eastern Municipal Water
VRDN, 0.25%, 3/4/10			District Water & Sewer COP,
(AGM) (SBBPA: JPMorgan			Series 2008 E, VRDN, 0.17%,
Chase Bank N.A.)(2)	5,700,000	5,700,000	3/1/10 (LIQ FAC: Lloyds
			TSB Bank plc)(2)	4,900,000	4,900,000

14

California Tax-Free Money Market

	Principal			Principal
	Amount	Value		Amount	Value
El Monte COP, Series			Metropolitan Water District
2003 A, (Community			Southern California Rev.,
Improvement), VRDN,			Series 2009 A1, VRDN,
0.23%, 3/4/10 (LOC: Union			0.25%, 3/4/10(2)	$15,000,000	$ 15,000,000
Bank of California N.A.			Metropolitan Water District
and California State			Southern California Rev.,
Teacher’s Retirement)(2)	$ 4,475,000	$ 4,475,000	Series 2009 A2, VRDN,
Hanford Sewer System			0.20%, 3/4/10(2)	14,000,000	14,000,000
Rev., Series 1996 A, VRDN,			Moreno Valley COP, (1997
0.35%, 3/4/10 (LOC: Union			City Hall Refinancing),
Bank of California N.A.)(2)	1,100,000	1,100,000	VRDN, 0.23%, 3/4/10 (LOC:
JP Morgan Chase Trust			Union Bank of California
Rev., Series 2009-3361,			N.A. and California State
(PUTTERs/DRIVERs),			Teacher’s Retirement)(2)	4,875,000	4,875,000
VRDN, 0.20%, 3/4/10			Novato Multifamily Housing
(NATL) (LIQ FAC: JPMorgan			Rev., (Nova-Ro III Senior
Chase Bank N.A.)(2)(3)	2,570,000	2,570,000	Housing), VRDN, 0.23%,
JP Morgan Chase Trust			3/4/10 (LOC: Bank of
Rev., Series 2009-3416,			the West)(2)	2,750,000	2,750,000
(PUTTERs/DRIVERs),			Orange County Housing
VRDN, 0.20%, 3/4/10			Multifamily Apartments
(NATL/FGIC) (LIQ FAC:			Development Auth. Rev.,
JPMorgan Chase			Series 1985 CC, (Lantern
Bank N.A.)(2)(3)	2,200,000	2,200,000	Pines), VRDN, 0.21%,
Long Beach Health Facilities			3/3/10 (FNMA)
Rev., (Memorial Health			(LIQ FAC: FNMA)(2)	1,450,000	1,450,000
Services), VRDN,			Paramount Unified School
0.20%, 3/3/10(2)	15,200,000	15,200,000	District COP, (School Facility
Los Angeles COP, Series			Bridge Funding Program),
2005 A, (Loyola High			VRDN, 0.25%, 3/4/10
School), VRDN, 0.60%,			(AGM) (SBBPA: Wachovia
3/4/10 (LOC: Allied Irish			Bank N.A.)(2)	3,200,000	3,200,000
Bank plc)(2)	1,375,000	1,375,000	RBC Municipal Products
Los Angeles COP, Series			Inc. Trust Tax Allocation
2006 A, (Notre Dame High			Rev., Series 2008 E5, VRDN,
School), VRDN, 0.60%,			0.18%, 3/4/10 (LOC: Royal
3/4/10 (LOC: Allied Irish			Bank of Canada) (LIQ FAC:
Bank plc)(2)	1,710,000	1,710,000	Royal Bank of Canada)(3)	28,180,000	28,180,000
Los Angeles County Tax &			Reedley COP, VRDN,
Rev. Anticipation Notes GO,			0.18%, 3/4/10
2.50%, 4/28/10	9,800,000	9,831,799	(LOC: U.S. Bank N.A.)(2)	10,650,000	10,650,000
Los Angeles County Tax			Sacramento Sanitation
& Rev. Anticipation Notes			District Financing Auth.
GO, Series 2009 A,			Rev., Series 2008 D, VRDN,
2.50%, 6/30/10	15,500,000	15,587,545	0.15%, 3/1/10 (LOC: Bank
Los Angeles Multifamily			of America N.A.)(2)	1,300,000	1,300,000
Housing Rev., Series 1985 K,			San Bernardino County
VRDN, 0.50%, 3/2/10			Multifamily Housing Auth.
(LOC: FHLB)(2)	1,048,000	1,048,000	Rev., Series 1993 A, (Rialto
Los Angeles Unified			Heritage), VRDN, 0.18%,
School District Tax			3/4/10 (LOC: California
& Rev. Anticipation			Federal Bank and FHLB)(2)	4,330,000	4,330,000
Notes GO, Series 2009 A,			San Diego Unified School
2.00%, 8/12/10	10,000,000	10,061,590	District Tax & Rev.
			Anticipation Notes GO,
			2.00%, 7/8/10	6,500,000	6,533,816

15

California Tax-Free Money Market

	Principal		Notes to Schedule of Investments
	Amount	Value	ABAG = Association of Bay Area Governments
San Francisco City & County			AGC-ICC = Assured Guaranty Corporation — Insured Custody Certificates
Redevelopment Agency
Community Facilities District			AGM = Assured Guaranty Municipal Corporation
No. 4 Rev., (Mission Bay			Ambac = Ambac Assurance Corporation
North Public Improvements),			BHAC-CR = Berkshire Hathaway Assurance Corporation —
VRDN, 0.19%, 3/4/10 (LOC:			Custodial Receipts
Bank of America N.A.)(2)	$ 1,400,000	$ 1,400,000
COP = Certificates of Participation
Santa Rosa Wastewater			DRIVERs = Derivative Inverse Tax-Exempt Receipts
Rev., Series 2004 A,
VRDN, 0.32%, 3/4/10			FGIC = Financial Guaranty Insurance Company
(LOC: Landesbank			FHLB = Federal Home Loan Bank
Baden-Wurttemberg)(2)	24,400,000	24,400,000	FNMA = Federal National Mortgage Association
Southern California			GO = General Obligation
Public Power Auth. Rev.,
(Transmission), VRDN,			LIQ FAC = Liquidity Facilities
0.20%, 3/3/10 (Ambac)			LOC = Letter of Credit
(LOC: Lloyds TSB			NATL = National Public Finance Guarantee Corporation
Bank plc)(2)	3,300,000	3,300,000
PUTTERs = Puttable Tax-Exempt Receipts
Sweetwater Union High
School District GO, Series			SBBPA = Standby Bond Purchase Agreement
2008-2684, (PUTTERs),			VRDN = Variable Rate Demand Note. Interest reset date is indicated.
VRDN, 0.50%, 3/4/10			Rate shown is effective at the period end.
(AGM) (LIQ FAC: JPMorgan			VRN = Variable Rate Note. Interest reset date is indicated. Rate shown
Chase Bank N.A.)(3)	3,500,000	3,500,000	is effective at the period end.
Vallejo Water Rev., Series			(1) Category includes amounts related to securities purchased but not
2005 A, VRDN, 0.27%,			settled as of period end.
3/3/10 (LOC: JPMorgan			(2) Security, or a portion thereof, has been segregated for when-issued
Chase Bank N.A.)(2)	4,500,000	4,500,000
securities. At period end, the aggregate value of securities pledged
West Hills Community			was $28,000,000.
College District COP, VRDN,
0.25%, 3/3/10 (LOC: Union			(3) Security was purchased under Rule 144A or Section 4(2) of
Bank of California N.A.)(2)	9,000,000	9,000,000	the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only
Yolo County Multifamily			be sold to qualified institutional investors. The aggregate value
Housing Rev., Series 1998 A,			of these securities at the period end was $84,605,000, which
(Primero Grove), VRDN,			represented 22.2% of total net assets. None of these securities
0.23%, 3/4/10 (LOC:			were considered illiquid.
Bank of the West
and California State			(4) When-issued security.
Teacher’s Retirement)(2)	5,100,000	5,100,000
TOTAL INVESTMENT
SECURITIES — 106.9%(1)		408,148,662	See Notes to Financial Statements.
OTHER ASSETS
AND LIABILITIES — (6.9)%(1)		(26,310,833)
TOTAL NET ASSETS — 100.0%		$ 381,837,829

16

California Tax-Free Bond

FEBRUARY 28, 2010 (UNAUDITED)
	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 98.8%			California Department of
			Water Resources Rev.,
CALIFORNIA — 94.8%			(Central Valley),
ABAG Finance Auth. for			5.50%, 12/1/17(1)	$ 1,235,000	$ 1,330,206
Nonprofit Corps. Rev.,			California Department of
(Oshman Family Jewish			Water Resources Rev.,
Community), VRDN, 0.15%,			Series 2009 AF, (Central
3/1/10 (LOC: LaSalle			Valley), 5.00%, 12/1/22(1)	2,000,000	2,264,480
Bank N.A.)	$ 4,000,000	$ 4,000,000	California Department of
Banning Utility Auth.			Water Resources Rev.,
Rev., (Refunding			Series 2009 AF, (Central
and Improvement			Valley), 5.00%, 12/1/24(1)	2,000,000	2,214,600
Projects), 5.25%,			California Economic
11/1/35 (NATL/FGIC)(1)	750,000	751,613
			Recovery GO, Series 2004 A,
Bay Area Toll Auth. Toll			5.25%, 7/1/14(1)(2)	1,130,000	1,331,411
Bridge Rev., Series 2008 F1,			California Economic
(San Francisco Bay Area),			Recovery GO, Series 2004 A,
5.00%, 4/1/34(1)	5,000,000	5,089,700
			5.25%, 7/1/14(1)	3,870,000	4,413,619
Bay Area Toll Auth. Toll			California Economic
Bridge Rev., Series 2009 F1,			Recovery GO, Series
(San Francisco Bay Area),			2004 A, 5.25%,
5.25%, 4/1/27(1)	6,250,000	6,727,000
			7/1/14 (NATL/FGIC)(1)	5,000,000	5,702,350
California Department of			California Economic
Water Resources Power			Recovery GO, Series
Supply Rev., Series			2004 C3, VRDN, 0.13%,
2002 A, 5.375%, 5/1/12,			3/1/10 (LOC: Bank of
Prerefunded at 101%			America N.A.)(1)	2,200,000	2,200,000
of Par (XLCA)(1)(2)	7,000,000	7,785,890
			California Economic
California Department of			Recovery GO, Series 2009 A,
Water Resources Power			5.00%, 7/1/18(1)	7,000,000	7,845,530
Supply Rev., Series 2002 A,
5.50%, 5/1/12(1)	3,750,000	4,101,675	California Educational
			Facilities Auth. Rev.,
California Department of			(Golden Gate University),
Water Resources Power			5.50%, 10/1/18(1)	4,000,000	4,001,640
Supply Rev., Series 2002 B4,
VRDN, 0.10%, 3/1/10 (LOC:			California Educational
Bayerische Landesbank)(1)	5,850,000	5,850,000	Facilities Auth. Rev.,
			(Santa Clara University),
California Department of			5.00%, 4/1/18	500,000	570,165
Water Resources Power
Supply Rev., Series 2005 F5,			California Educational
5.00%, 5/1/22(1)	1,800,000	1,979,784	Facilities Auth. Rev.,
			(Santa Clara University),
California Department of			5.00%, 4/1/19	700,000	787,374
Water Resources Power
Supply Rev., Series 2005 G4,			California Educational
5.00%, 5/1/16(1)	2,450,000	2,815,295	Facilities Auth. Rev.,
			(Santa Clara University),
California Department of			5.25%, 4/1/23	2,000,000	2,208,200
Water Resources Power
Supply Rev., Series 2008 H,			California Educational
5.00%, 5/1/21(1)	5,000,000	5,548,050	Facilities Auth. Rev.,
			(Scripps College), 5.25%,
California Department of			8/1/11, Prerefunded at
Water Resources Rev.,			100% of Par(1)(2)	985,000	1,054,226
(Central Valley), 5.50%,
12/1/11, Prerefunded at
100% of Par(1)(2)	15,000	16,326

17

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
California Educational			California GO, 5.125%,
Facilities Auth. Rev.,			2/1/14, Prerefunded at
Series 2000 B, (Pooled			100% of Par(1)(2)	$ 5,000,000	$ 5,790,450
College & University),			California GO,
6.625%, 6/1/10,			5.00%, 10/1/16(1)	2,820,000	3,102,931
Prerefunded at 101%
of Par(1)(2)	$ 275,000	$ 282,260	California GO, 5.00%,
			11/1/16 (Ambac)(1)	1,575,000	1,733,288
California Educational

Facilities Auth. Rev., Series			5.00%, California 8/1/18 GO, (1)	2,260,000	2,412,324
2000 B, (Pooled College &
University), 6.625%, 6/1/10,			California GO,
Prerefunded at 101%			5.25%, 2/1/20(1)	5,000,000	5,223,800
of Par(1)(2)	1,330,000	1,365,112	California GO,
California Educational			5.00%, 3/1/20(1)	1,690,000	1,772,151
Facilities Auth. Rev.,			California GO,
Series 2004 C,			5.00%, 8/1/20(1)	5,000,000	5,209,800
(Lutheran University),			California GO,
5.00%, 10/1/24(1)	2,500,000	2,461,725	5.25%, 10/1/20(1)	5,000,000	5,370,100
California Educational			California GO,
Facilities Auth. Rev.,			5.00%, 3/1/22(1)	5,000,000	5,114,550
Series 2008 A, (Chapman
University), VRDN, 0.15%,			California GO,
3/1/10 (LOC: Bank of			5.50%, 4/1/24	4,000,000	4,207,240
America N.A.)	1,350,000	1,350,000	California GO,
California Educational			5.00%, 8/1/24(1)	1,260,000	1,275,183
Facilities Auth. Rev.,			California GO,
Series 2008 B, (Chapman			5.75%, 4/1/28(1)	5,000,000	5,226,550
University), VRDN, 0.15%,			California GO,
3/1/10 (LOC: Bank of			5.25%, 10/1/29(1)	5,000,000	4,957,450
America N.A.)	1,000,000	1,000,000	California GO,
California Educational			5.75%, 4/1/31(1)	7,710,000	7,918,247
Facilities Auth. Rev.,			California GO,
Series 2008 T4,			6.50%, 4/1/33(1)	5,000,000	5,413,350
(Stanford University),
5.00%, 3/15/14(1)	5,000,000	5,784,400	California GO,
			6.00%, 4/1/38(1)	3,000,000	3,099,540
California Educational
Facilities Auth. Rev.,			California Health Facilities
Series 2009 A, (Pomona			Financing Auth. Rev.,
College), 5.00%, 1/1/24(1)	2,100,000	2,377,935	(NCROC Paradise Valley),
			5.70%, 12/1/24
California Educational			(Ambac/California
Facilities Auth. Rev.,			Mortgage Insurance)(1)	1,985,000	2,093,976
Series 2009 A, (University
of Southern California),			California Health Facilities
5.00%, 10/1/39(1)	2,952,000	3,074,301	Financing Auth. Rev.,
			Series 1998 A, (Kaiser
California GO, 5.25%,			Permanente), 5.25%,
10/1/10, Prerefunded			6/1/11 (AGM)(1)(2)	2,000,000	2,025,840
at 100% of Par
(FGIC-TCRS)(1)(2)	7,650,000	7,879,271	California Health Facilities
			Financing Auth. Rev., Series
California GO, 5.50%,			2008 A, (Scripps Health),
3/1/11 (XLCA-ICR)(1)	1,000,000	1,046,360
			5.00%, 10/1/17(1)	1,400,000	1,550,794
California GO, 5.50%,			California Health Facilities
4/1/12 (NATL)(1)	5,000,000	5,403,750
			Financing Auth. Rev., Series
California GO, 5.00%,			2008 A, (Sutter Health),
2/1/14, Prerefunded at			5.50%, 8/15/17(1)	1,000,000	1,129,750
100% of Par(1)(2)	4,000,000	4,613,160

18

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
California Health Facilities			California Health Facilities
Financing Auth. Rev., Series			Financing Auth. Rev., Series
2008 A, (Sutter Health),			2010 A, (Scripps Health),
5.25%, 8/15/22(1)	$ 3,335,000	$ 3,476,071	5.00%, 11/15/36(1)	$ 1,000,000	$ 971,220
California Health Facilities			California Infrastructure
Financing Auth. Rev., Series			& Economic Development
2008 A, (Sutter Health),			Bank Rev., (India
5.00%, 8/15/38(1)	2,520,000	2,374,243	Community Center),
California Health Facilities			VRDN, 0.15%, 3/1/10
Financing Auth. Rev.,			(LOC: Bank of America N.A.)	480,000	480,000
Series 2008 A3,			California Infrastructure
(Stanford Hospital),			& Economic Development
VRDN, 3.45%, 6/15/11(1)	1,000,000	1,029,420	Bank Rev., Series 2000 A,
California Health Facilities			(Scripps Research Institute),
Financing Auth. Rev.,			5.625%, 7/1/20(1)	1,000,000	1,008,060
Series 2008 C, (Providence			California Infrastructure
Health & Services),			& Economic Development
5.00%, 10/1/14(1)	500,000	569,810	Bank Rev., Series 2003 A,
California Health Facilities			(Bay Area Toll Bridges
Financing Auth. Rev.,			Seismic Retrofit 1st Lien),
Series 2008 C, (Providence			5.125%, 7/1/26, Prerefunded
Health & Services),			at 100% of Par (Ambac)(1)(2)	5,000,000	6,015,100
6.25%, 10/1/24(1)	3,250,000	3,751,832	California Infrastructure
California Health Facilities			& Economic Development
Financing Auth. Rev.,			Bank Rev., Series 2006 A,
Series 2008 C, (Providence			(California Science Center
Health & Services),			Phase II), 4.25%, 5/1/13
6.50%, 10/1/38(1)	2,125,000	2,407,306	(NATL/FGIC)(1)	1,075,000	1,132,179
California Health Facilities			California Infrastructure
Financing Auth. Rev., Series			& Economic Development
2008 H, (Catholic Healthcare			Bank Rev., Series 2008 A,
West), 5.125%, 7/1/22(1)	1,000,000	1,051,020	(California Independent
			System Operator Corp.),
California Health Facilities			5.00%, 2/1/13(1)	2,500,000	2,709,725
Financing Auth. Rev., Series
2009 A, (Catholic Healthcare			California Infrastructure
West), 5.00%, 7/1/18(1)	4,980,000	5,283,033	& Economic Development
			Bank Rev., Series 2008 A,
California Health Facilities			(Jewish Community
Financing Auth. Rev., Series			Center), VRDN, 0.15%,
2009 A, (Catholic Healthcare			3/1/10 (LOC: Bank of
West), 5.40%, 7/1/21(1)	2,500,000	2,660,175
			America, N.A.)(1)	2,250,000	2,250,000
California Health Facilities			California Mobilehome
Financing Auth. Rev.,			Park Financing Auth. Rev.,
Series 2009 A, (Children’s			Series 2000 A, (Union City
Hospital), 6.25%, 11/1/29(1)	5,000,000	5,285,800
			Tropics), 5.375%, 8/15/10,
California Health Facilities			Prerefunded at 102% of
Financing Auth. Rev.,			Par (ACA)(1)(2)	1,075,000	1,122,622
Series 2009 A, (Saint			California Mobilehome Park
Joseph Health System),			Financing Auth. Rev., Series
5.50%, 7/1/29(1)	3,750,000	3,902,587
			2006 A, (Union City Tropics),
California Health Facilities			3.80%, 12/15/11(1)	1,090,000	1,096,965
Financing Auth. Rev.,			California Municipal Finance
Series 2009 A, (Saint			Auth. Rev., (Loma Linda
Joseph Health System),			University), 5.00%, 4/1/23(1)	1,145,000	1,180,804
5.75%, 7/1/39(1)	3,000,000	3,107,220
			California Municipal Finance
			Auth. Rev., (Loma Linda
			University), 5.00%, 4/1/28(1)	2,000,000	2,015,360

19

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
California Pollution Control			California State University
Financing Auth. Rev., Series			System Rev., Series 2002 A,
1996 C, (Pacific Gas and			5.375%, 11/1/18 (Ambac)(1)	$ 1,250,000	$ 1,358,712
Electric), VRDN, 0.12%,			California Statewide
3/1/10 (LOC: JPMorgan			Communities Development
Chase Bank N.A.)(1)	$ 700,000	$ 700,000	Auth. Rev., (Azusa Pacific
California Public Works			University), VRDN, 0.49%,
Board Lease Rev.,			3/4/10 (LOC: Allied Irish
Series 2005 A,			Bank plc)	3,300,000	3,300,000
(Department General			California Statewide
Services – Butterfield),			Communities Development
5.00%, 6/1/15(1)	1,450,000	1,566,696	Auth. Rev., (John Muir
California Public Works			Health), 5.00%, 7/1/20(1)	2,225,000	2,300,405
Board Lease Rev., Series			California Statewide
2006 A, (Various California			Communities Development
State University Projects),			Auth. Rev., (Metropolitan
5.00%, 10/1/11(1)	2,165,000	2,284,963	Area Advisory), VRDN,
California Public Works			0.50%, 3/4/10 (LOC: Bank
Board Lease Rev., Series			of America N.A.)	1,970,000	1,970,000
2006 F, (Department			California Statewide
of Corrections &			Communities Development
Rehabilitation), 5.00%,			Auth. Rev., (Proposition
11/1/13 (NATL/FGIC)(1)	2,590,000	2,828,643	1A Receivables), 5.00%,
California Public Works			6/15/13(1)	12,700,000	13,685,012
Board Lease Rev., Series			California Statewide
2006 F, (Department			Communities Development
of Corrections &			Auth. Rev., Series 2002 B,
Rehabilitation), 5.25%,			(Pooled Financing Program),
11/1/19 (NATL/FGIC)(1)	1,210,000	1,264,269	5.20%, 10/1/18 (AGM)(1)	1,695,000	1,844,719
California Public Works			California Statewide
Board Lease Rev., Series			Communities Development
2009 A, (Department			Auth. Rev., Series 2002 C,
General Services – Buildings			(Kaiser Permanente), VRDN,
8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,494,171	3.85%, 6/1/12(1)	1,100,000	1,149,533
California Public Works			California Statewide
Board Lease Rev., Series			Communities Development
2009 B, (Department of			Auth. Rev., Series 2007 A,
Education – Riverside			(California Baptist
Campus), 6.00%, 4/1/27(1)	2,130,000	2,196,073	University), 5.30%, 11/1/18	2,140,000	2,022,985
California State University			California Statewide
Fresno Association, Inc. Rev.,			Communities Development
(Auxiliary Organization Event			Auth. Rev., Series 2007 A,
Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,092,920	(California Baptist
California State University			University), 5.40%, 11/1/27	2,500,000	2,145,125
Fresno Association, Inc.			California Statewide
Rev., (Auxiliary Organization			Communities Development
Event Center), 5.25%,			Auth. Rev., Series 2007 A,
7/1/12, Prerefunded at			(Front Porch Communities
101% of Par(1)(2)	3,100,000	3,436,288	and Services), 5.125%,
California State University			4/1/37(1)(3)	1,600,000	1,330,064
Fresno Association, Inc.			California Statewide
Rev., (Auxiliary Organization			Communities Development
Event Center), 6.00%,			Auth. Rev., Series 2007 A,
7/1/12, Prerefunded at			(Henry Mayo Newhall
101% of Par(1)(2)	1,500,000	1,688,760	Memorial Hospital),
5.00%, 10/1/20 (California
			Mortgage Insurance)(1)	1,000,000	998,320

20

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
California Statewide			Chino Ontario Upland Water
Communities Development			Facilities Auth. COP,
Auth. Rev., Series 2007 A,			Series 1997 A, (Agua de
(Valleycare Health System),			Lejos), 5.20%, 10/1/15
4.80%, 7/15/17	$ 4,600,000	$ 4,403,718	(NATL/FGIC)(1)	$ 2,635,000	$ 2,665,856
California Statewide			Coast Community College
Communities Development			District GO, Series 2006 B,
Auth. Rev., Series 2007 A,			(Election of 2002), 5.00%,
(Valleycare Health System),			8/1/17 (AGM)(1)	2,065,000	2,360,770
5.00%, 7/15/22	1,000,000	901,250	Eastern Municipal Water
California Statewide			District Water & Sewer
Communities Development			COP, Series 2001 A, 5.25%,
Auth. Rev., Series 2007 B,			7/1/13 (NATL/FGIC)(1)	2,300,000	2,433,009
(Adventist Health			Eastern Municipal Water
System West), 5.00%,			District Water & Sewer
3/1/37 (AGC)(1)	2,500,000	2,488,975	COP, Series 2008 H,
California Statewide			5.00%, 7/1/24(1)	1,000,000	1,060,850
Communities Development			El Segundo Unified School
Auth. Rev., Series 2008 B,			District GO, 5.375%, 9/1/12,
(Rady Children’s Hospital),			Prerefunded at 100% of
VRDN, 0.13%, 3/1/10			Par (FGIC)(1)(2)	1,020,000	1,137,942
(LOC: Bank of the West)(1)	2,950,000	2,950,000
			El Segundo Unified School
California Statewide			District GO, 5.375%, 9/1/12,
Communities Development			Prerefunded at 100% of
Auth. Rev., Series 2008 D,			Par (FGIC)(1)(2)	1,095,000	1,221,615
(Catholic Healthcare West),
5.50%, 7/1/31(1)	1,000,000	1,013,180	Folsom Cordova Unified
			School District No. 2
California Statewide			Facilities Improvement GO,
Communities Development			Series 2002 A, 5.375%,
Auth. Rev., Series 2009 A,			10/1/15 (NATL)(1)	1,000,000	1,082,250
(Kaiser Permanente),
5.00%, 4/1/13	6,500,000	7,088,835	Folsom Cordova Unified
			School District No. 2
Calleguas-Las Virgines			Facilities Improvement GO,
Public Financing Auth. Rev.,			Series 2002 A, 5.375%,
Series 2007 A, (Municipal			10/1/16 (NATL)(1)	1,225,000	1,325,756
Water District), 5.00%,
7/1/20 (NATL/FGIC)(1)	1,000,000	1,097,490	Folsom Public Financing
			Auth. Lease Rev., (City
Capistrano Unified School			Hall & Community Center),
District Special Tax Rev.,			5.25%, 10/1/14 (AGM)(1)	1,225,000	1,329,223
(Community Facilities
District No. 87-1), 5.00%,			Folsom Public Financing
9/1/18 (Ambac)(1)	3,115,000	3,244,366	Auth. Lease Rev., (City
			Hall & Community Center),
Carson Redevelopment			5.25%, 10/1/15 (AGM)(1)	1,290,000	1,399,753
Agency Tax Allocation Rev.,
(Redevelopment Project			Foothill/Eastern
Area No. 1), 5.50%,			Transportation Corridor
10/1/11 (NATL)(1)	1,130,000	1,190,839	Agency Toll Road Rev.,
			Series 1995 A, (Senior Lien),
Chabot-Las Positas			5.26%, 1/1/26(1)(2)(4)	10,000,000	5,183,300
Community College District
COP, (1995 Financing			Franklin-McKinley School
Project), 5.50%,			District GO, Series 2005 A,
12/1/10 (AGM)(1)(2)	560,000	579,802	(Election of 2004), 5.00%,
			8/1/15, Prerefunded at
Chaffey Community College			100% of Par (FGIC)(1)(2)	1,150,000	1,344,488
District GO, Series 2002 A,
4.25%, 7/1/11 (AGM)(1)	1,070,000	1,122,462

21

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Fremont Union High School			Irvine Ranch Water District
District GO, Series 2000 B,			No. 140-240-105-250 Rev.,
5.25%, 9/1/10, Prerefunded			VRDN, 0.15%, 3/1/10 (LOC:
at 100% of Par(1)(2)	$ 2,550,000	$ 2,615,816	Bank of America N.A.)(1)	$ 230,000	$ 230,000
Golden State Tobacco			Irvine Unified School District
Securitization Corp.			Financing Auth. Special
Settlement Rev.,			Tax Rev., Series 2006 A,
Series 2003 A1, 6.75%,			(Group II), 4.50%, 9/1/13	785,000	791,594
6/1/13, Prerefunded at			Irvine Unified School District
100% of Par(1)(2)	4,440,000	5,220,863	Financing Auth. Special
Golden State Tobacco			Tax Rev., Series 2006 A,
Securitization Corp.			(Group II), 4.75%, 9/1/16	600,000	591,252
Settlement Rev., Series			Irvine Unified School District
2007 A1, 5.75%, 6/1/47(1)	10,000,000	7,373,700	Financing Auth. Special
Hercules Redevelopment			Tax Rev., Series 2006 A,
Agency Tax Allocation Rev.,			(Group II), 5.00%, 9/1/20	745,000	702,483
Series 2007 A, 5.00%,			Lancaster Financing Auth.
8/1/12 (Ambac)(1)	1,300,000	1,383,980	Tax Allocation Rev., (Projects
Hercules Redevelopment			No. 5 & 6), 4.00%, 2/1/11(1)	120,000	121,698
Agency Tax Allocation Rev.,			Lancaster Financing Auth.
Series 2007 A, 5.00%,			Tax Allocation Rev., (Projects
8/1/13 (Ambac)(1)	1,360,000	1,463,931	No. 5 & 6), 4.30%, 2/1/13(1)	125,000	128,846
Hillsborough School District			Long Beach Bond Finance
GO, (Bond Anticipation			Auth. Lease Rev.,
Notes), 3.60%, 9/1/13(4)	2,700,000	2,432,430	(Plaza Parking Facility),
Huntington Beach Union			5.25%, 11/1/16(1)	2,030,000	2,111,687
High School District GO,			Long Beach Bond Finance
(Election of 2004),			Auth. Tax Allocation Rev.,
4.98%, 8/1/30			Series 2002 A, (North Long
(AGM-CR) (NATL)(1)(4)	10,320,000	2,942,026	Beach Redevelopment),
Imperial Irrigation District			5.00%, 8/1/10 (Ambac)(1)	750,000	759,098
COP, (Water Systems),			Long Beach Bond Finance
5.50%, 7/1/16 (Ambac)(1)	1,675,000	1,705,083	Auth. Tax Allocation Rev.,
Inglewood Redevelopment			Series 2002 A, (North Long
Agency Tax Allocation			Beach Redevelopment),
Rev., Series 2007 A1,			5.00%, 8/1/11 (Ambac)(1)	680,000	704,922
(Subordinate Lien), 5.00%,			Los Altos School District GO,
5/1/23 (Ambac)(1)	945,000	891,135	5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,759,300
Irvine Improvement			Los Angeles Community
Bond Act of 1915 Special			Redevelopment Agency
Assessment Rev., Series			Parking System Rev.,
2006 A, (Reassessment			(Cinerama Dome Public
District No. 05-21), VRDN,			Package), 5.30%, 7/1/13
0.14%, 3/1/10 (LOC: Bank			(ACA) (LOC: Wells Fargo
of New York and California			Bank N.A.)(1)	1,030,000	948,197
State Teacher’s Retirement)	2,600,000	2,600,000	Los Angeles Convention
Irvine Improvement			and Exhibition Center
Bond Act of 1915 Special			Auth. Lease Rev.,
Assessment Rev., Series			Series 1993 A, 6.00%,
2006 B, (Reassessment			8/15/10 (NATL-IBC)(1)	1,155,000	1,186,300
District No. 03-19), VRDN,
0.13%, 3/1/10 (LOC: Bank			Los Angeles County
of New York and California			Metropolitan Transportation
State Teacher’s Retirement)	1,003,000	1,003,000	Auth. Sales Tax Rev.,
			Series 2001 B, (Proposal A),
			5.25%, 7/1/13 (AGM)(1)	3,000,000	3,215,790

22

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Los Angeles County			Manhattan Beach Unified
Metropolitan Transportation			School District GO, Series
Auth. Sales Tax Rev.,			2009 A, (Election of 2008),
Series 2001 B, (Proposal A),			6.29%, 9/1/28(1)(4)	$ 5,620,000	$ 1,821,217
5.25%, 7/1/16 (AGM)(1)	$ 6,680,000	$ 7,132,303	Mojave Unified School
Los Angeles County			District No. 1 Facilities
Metropolitan Transportation			Improvement GO, 5.25%,
Auth. Sales Tax Rev.,			8/1/20 (NATL/FGIC)(1)	1,520,000	1,642,740
Series 2008 B, (Proposal A),			Mountain View COP, (Capital
5.00%, 7/1/31(1)	1,000,000	1,048,250	Projects), 5.25%, 8/1/18(1)	1,485,000	1,594,326
Los Angeles Department of			M-S-R Public Power Agency
Airports Rev., Series 2008 C,			Rev., Series 2007 K,
(Los Angeles International			(San Juan), 5.00%,
Airport), 5.00%, 5/15/18(1)	750,000	829,155	7/1/12 (NATL)(1)	4,065,000	4,426,826
Los Angeles Department of			M-S-R Public Power Agency
Water & Power Rev., Series			Rev., Series 2007 K,
2001 AA1, (Power System),			(San Juan), 5.00%,
5.25%, 7/1/10 (NATL)(1)	3,130,000	3,184,775	7/1/13 (NATL)(1)	2,305,000	2,562,261
Los Angeles Department of			M-S-R Public Power Agency
Water & Power Rev., Series			Rev., Series 2007 K,
2008 A1, (Power System),			(San Juan), 5.00%,
5.25%, 7/1/38(1)	5,000,000	5,324,500	7/1/14 (NATL)(1)	1,000,000	1,128,290
Los Angeles Department of			Murrieta Valley Unified
Water & Power Rev., Series			School District Public
2008 A2, (Power System),			Financing Auth. Special Tax
5.25%, 7/1/32(1)	3,735,000	4,004,443	Rev., Series 2006 A, 4.00%,
Los Angeles Department of			9/1/11 (AGC)(1)	1,255,000	1,311,350
Water & Power Waterworks			Murrieta Valley Unified
Rev., Series 2009 B,			School District Public
5.00%, 7/1/20(1)	10,000,000	11,461,300	Financing Auth. Special Tax
Los Angeles Unified School			Rev., Series 2006 A, 4.00%,
District GO, 5.50%,			9/1/12 (AGC)(1)	1,745,000	1,861,147
7/1/12 (NATL)(1)	3,500,000	3,866,170	Murrieta Valley Unified
Los Angeles Unified School			School District Public
District GO, Series 2002 E,			Financing Auth. Special Tax
(Election of 1997), 5.00%,			Rev., Series 2006 A, 4.00%,
7/1/11 (NATL)(1)	5,000,000	5,294,700	9/1/13 (AGC)(1)	1,690,000	1,830,642
Los Angeles Unified School			Murrieta Valley Unified
District GO, Series 2003 F,			School District Public
(Election of 1997), 5.00%,			Financing Auth. Special Tax
7/1/16 (AGM)(1)	2,500,000	2,747,975	Rev., Series 2006 A, 4.00%,
Los Angeles Wastewater			9/1/14 (AGC)(1)	1,085,000	1,182,422
System Rev., Series 2009 A,			Northern California Power
5.75%, 6/1/34(1)	2,975,000	3,284,787	Agency Rev., Series 2010 A,
Los Gatos-Saratoga Joint			4.00%, 7/1/14(5)	1,500,000	1,639,335
Union High School District			Northern California Power
GO, Series 2002 C, (Election			Agency Rev., Series 2010 A,
of 1998), 5.375%, 6/1/12,			5.00%, 8/1/19(1)	2,000,000	2,191,660
Prerefunded at 101% of			Northern California Power
Par (AGM)(1)(2)	1,390,000	1,550,642	Agency Rev., Series 2010 A,
Lynwood Public Financing			5.00%, 8/1/20(1)	1,515,000	1,645,487
Auth. Lease Rev., Series			Northern California Power
2003 A, (Public Capital			Agency Rev., Series 2010 A,
Improvement), 4.125%,			5.00%, 8/1/21(1)	2,050,000	2,213,098
9/1/12 (Ambac)(1)	575,000	616,969

23

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Northern California Power			Orange County Sanitation
Agency Rev., Series 2010 A,			District COP, Series 2007 B,
5.25%, 8/1/22(1)	$ 4,250,000	$ 4,628,633	5.00%, 2/1/26 (AGM)(1)	$ 2,750,000	$ 2,950,200
Oceanside COP, Series 2003			Palomar Pomerado Health
A, 5.00%, 4/1/11 (Ambac)(1)	1,225,000	1,265,425	Care District COP,
Oceanside COP, Series 2003			6.75%, 11/1/39	1,000,000	1,033,000
A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,383,648	Palomar Pomerado Health
Orange County Community			GO, Series 2009 A,
Facilities District Special			(Election of 2004),
Tax Rev., Series 2005 A,			0.00%, 8/1/19 (AGC)(1)(6)	1,660,000	1,021,265
(No. 04-1-Ladera Ranch),			Paramount Unified
3.50%, 8/15/10	650,000	651,215	School District GO,
Orange County Community			(Election of 2006),
Facilities District Special			5.25%, 8/1/25 (AGM)(1)	1,570,000	1,701,330
Tax Rev., Series 2005 A,			Paramount Unified
(No. 04-1-Ladera Ranch),			School District GO,
3.80%, 8/15/11	760,000	764,226	(Election of 2006),
Orange County Community			5.25%, 8/1/26 (AGM)(1)	1,660,000	1,786,675
Facilities District Special			Perris Public Financing Auth.
Tax Rev., Series 2005 A,			Tax Allocation Rev.,
(No. 04-1-Ladera Ranch),			5.35%, 10/1/36	1,100,000	875,358
3.90%, 8/15/12	825,000	827,500	Poway Unified School
Orange County Community			District Public Financing
Facilities District Special			Auth. Special Tax Rev.,
Tax Rev., Series 2005 A,			5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,207,534
(No. 04-1-Ladera Ranch),			Poway Unified School
4.10%, 8/15/13	700,000	700,980	District Public Financing
Orange County Community			Auth. Special Tax Rev.,
Facilities District Special			5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,240,394
Tax Rev., Series 2005 A,			Rancho Mirage Joint Powers
(No. 04-1-Ladera Ranch),			Financing Auth. Rev.,
4.25%, 8/15/14	1,135,000	1,131,788	Series 2007 A,
Orange County Improvement			(Eisenhower Medical
Bond Act of 1915 Special			Center), 5.00%, 7/1/15(1)	1,505,000	1,617,198
Assessment Rev.,			Rancho Mirage Joint Powers
(Newport Coast Phase IV			Financing Auth. Rev.,
Assessment District			Series 2007 A,
No. 01-1), 4.30%, 9/2/14	270,000	265,885	(Eisenhower Medical
Orange County Improvement			Center), 5.00%, 7/1/21(1)	1,000,000	1,014,050
Bond Act of 1915 Special			Riverside County COP,
Assessment Rev.,			Series 2007 A, (Public
(Newport Coast Phase IV			Safety Communication),
Assessment District			5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,118,330
No. 01-1), 4.45%, 9/2/15	320,000	312,778	Riverside County COP,
Orange County Improvement			Series 2007 A, (Public
Bond Act of 1915 Special			Safety Communication),
Assessment Rev.,			5.00%, 11/1/15 (Ambac)(1)	1,875,000	2,094,150
(Newport Coast Phase IV
Assessment District			Sacramento City Financing
No. 01-1), 4.55%, 9/2/16	245,000	236,565	Auth. Lease Rev.,
			Series 1993 A, 5.40%,
Orange County Public			11/1/20 (Ambac)(1)	3,000,000	3,211,530
Financing Auth. Lease Rev.,
(Juvenile Justice Center			Sacramento City Financing
Facility), 5.375%,			Auth. Rev., 5.00%,
			12/1/16 (NATL/FGIC)(1)	2,500,000	2,713,500
6/1/17 (Ambac)(1)	3,030,000	3,219,557

24

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Sacramento City Financing			San Diego Public Facilities
Auth. Rev., Series 2002 A,			Financing Auth. Tax
(City Hall), 5.25%, 12/1/12,			Allocation Rev., Series 2007
Prerefunded at 100% of			B, (Southcrest and Central
Par (AGM)(1)(2)	$ 4,045,000	$ 4,542,535	Imperial Redevelopment),
Sacramento City Financing			5.125%, 10/1/22 (Radian)(1)	$ 1,280,000	$ 1,289,946
Auth. Rev., Series 2002 A,			San Diego Redevelopment
(City Hall), 5.25%,			Agency Tax Allocation
12/1/15 (AGM)(1)	1,245,000	1,362,677	Rev., (Horton Plaza),
Sacramento Municipal Utility			5.70%, 11/1/17(1)	2,030,000	2,065,911
District Electric Rev.,			San Diego Redevelopment
Series 1997 K, 5.70%,			Agency Tax Allocation
7/1/17 (Ambac)(1)	3,105,000	3,624,777	Rev., (Horton Plaza),
Sacramento Municipal Utility			5.80%, 11/1/21(1)	2,635,000	2,670,493
District Electric Rev.,			San Diego Redevelopment
Series 2001 O, 5.25%,			Agency Tax Allocation
8/15/11 (NATL)(1)	5,005,000	5,294,840	Rev., (North Park),
Sacramento Municipal Utility			5.90%, 9/1/25(1)	710,000	712,371
District Electric Rev.,			San Francisco City and
Series 2003 S, 5.00%,			County Airports Commission
11/15/11 (NATL)(1)	3,000,000	3,186,330	Rev., Series 2008-34D,
San Bernardino Community			(San Francisco
College District GO, Series			International Airport),
2008 A, (Election of 2002),			5.00%, 5/1/17 (AGC)(1)	3,375,000	3,792,690
5.25%, 8/1/18(1)	350,000	405,555	San Francisco City and
San Bernardino Community			County Airports Commission
College District GO, Series			Rev., Series 2008-34D,
2008 A, (Election of 2002),			(San Francisco
5.50%, 8/1/19(1)	300,000	349,131	International Airport),
			5.00%, 5/1/18 (AGC)(1)	2,000,000	2,239,500
San Bernardino Community
College District GO, Series			San Francisco City and
2008 A, (Election of 2002),			County Airports Commission
6.25%, 8/1/33(1)	1,500,000	1,681,305	Rev., Series 2009 D, VRDN,
			2.25%, 12/4/12(1)	2,500,000	2,540,325
San Bernardino Community
College District GO, Series			San Francisco City and
2009 B, (Election of 2008),			County Airports Commission
0.00%, 8/1/19(1)(6)	9,840,000	5,898,096	Rev., Series 2009 E,
			5.25%, 5/1/23(1)	2,000,000	2,140,700
San Bernardino County
Redevelopment Agency			San Francisco City and
Tax Allocation Rev.,			County COP, Series
Series 2005 A, (San Sevaine			2009 A, (Multiple Capital
Redevelopment), 5.00%,			Improvement Projects),
9/1/15 (Radian)(1)	1,005,000	1,055,300	5.00%, 4/1/29(1)	1,170,000	1,168,514
San Buenaventura City			San Mateo County
COP, Series 2002 B, 5.50%,			Transportation District Sales
1/1/15 (Ambac)(1)	1,695,000	1,840,719	Tax Rev., Series 1993 A,
			5.25%, 6/1/18 (NATL)(1)	2,680,000	3,071,012
San Buenaventura City
COP, Series 2002 B, 5.50%,			San Pablo Redevelopment
1/1/16 (Ambac)(1)	1,790,000	1,943,886	Agency Tax Allocation Rev.,
			(Tenth Township), VRDN,
San Diego Public Facilities			0.13%, 3/1/10 (LOC: Union
Financing Auth. Rev., Series			Bank of California)(1)	3,840,000	3,840,000
2009 A, 5.00%, 8/1/21(1)	1,000,000	1,110,830
			San Ramon Valley Unified
San Diego Public Facilities			School District GO,
Financing Auth. Rev., Series			(Election of 2002),
2009 B, 5.00%, 5/15/22(1)	3,680,000	4,085,830
			5.00%, 8/1/21 (NATL)(1)	1,000,000	1,085,560

25

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Santa Ana Community			South Tahoe Joint Powers
Redevelopment Agency			Financing Auth. Rev., Series
Tax Allocation Rev., Series			2005 A, (Redevelopment
2003 B, (South Main Street			Project Area No. 1), 5.00%,
Redevelopment), 5.00%,			10/1/13 (Ambac)(1)	$ 1,080,000	$ 1,162,544
9/1/13 (NATL/FGIC)(1)	$ 1,885,000	$ 2,039,268	South Tahoe Joint Powers
Santa Barbara County COP,			Financing Auth. Rev., Series
5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,479,779	2005 A, (Redevelopment
Santa Clara Electric Rev.,			Project Area No. 1), 5.00%,
Series 2008 A, VRDN,			10/1/15 (Ambac)(1)	1,195,000	1,295,786
0.15%, 3/1/10 (LOC: Bank			South Tahoe Joint Powers
of America N.A.)(1)	1,450,000	1,450,000	Financing Auth. Rev., Series
Santa Fe Springs			2005 A, (Redevelopment
Community Development			Project Area No. 1), 5.00%,
Commission Tax			10/1/17 (Ambac)(1)	1,310,000	1,367,522
Allocation Rev., 5.375%,			South Tahoe Joint Powers
9/1/16 (NATL)(1)	430,000	437,637	Financing Auth. Rev., Series
Santa Fe Springs			2005 A, (Redevelopment
Community Development			Project Area No. 1), 5.00%,
Commission Tax Allocation			10/1/19 (Ambac)(1)	1,445,000	1,480,547
Rev., Series 2002 A, 5.375%,			Southern California Public
9/1/10, Prerefunded at			Power Auth. Rev., 6.75%,
101% of Par (NATL)(1)(2)	690,000	715,475	7/1/10 (GIC: PNC Bank)(1)	2,000,000	2,043,580
Santa Monica-Malibu Unified			Southern California Public
School District GO,			Power Auth. Rev., Series
5.25%, 8/1/13(1)	1,250,000	1,398,412	2002 A, (Transmission),
Santa Rosa Wastewater			5.25%, 7/1/17 (AGM)(1)	5,000,000	5,435,600
Rev., Series 2004 A,			Southern California Public
VRDN, 0.32%, 3/4/10			Power Auth. Rev., Series
(LOC: Landesbank			2002 A, (Transmission),
Baden-Wurttemberg)(1)	4,000,000	4,000,000	5.25%, 7/1/18 (AGM)(1)	3,325,000	3,616,702
Scotts Valley COP, 4.00%,			Southern California Public
10/1/15 (AGM)(1)	1,110,000	1,148,328	Power Auth. Rev., Series
Scotts Valley COP, 4.25%,			2008 A, (Transmission),
10/1/18 (AGM)(1)	1,370,000	1,384,303	5.00%, 7/1/22(1)	2,875,000	3,134,699
Scotts Valley Redevelopment			Southern California Public
Agency Tax Allocation Rev.,			Power Auth. Rev., Series
5.00%, 8/1/29 (Ambac)(1)	2,780,000	2,605,777	2008 B, (Transmission),
			6.00%, 7/1/27(1)	2,000,000	2,251,140
Shasta Lake Public Finance
Auth. Rev., 4.00%, 4/1/12(1)	1,000,000	1,017,710	Southwestern Community
			College District GO, 5.625%,
Shasta Lake Public Finance			8/1/11, Prerefunded at
Auth. Rev., 4.50%, 4/1/15(1)	1,530,000	1,561,365
			101% of Par (Ambac)(1)(2)	1,975,000	2,144,021
Shasta Lake Public Finance			Tuolumne Wind Project
Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,379,144
			Auth. Rev., Series 2009 A,
Shasta Lake Public Finance			5.625%, 1/1/29(1)	1,000,000	1,074,500
Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,047,612
			Turlock Health Facility COP,
Solano County COP, 5.00%,			(Emanuel Medical Center,
11/1/13 (NATL)(1)	1,135,000	1,269,611	Inc.), 4.50%, 10/15/10(1)	820,000	828,963
South Orange County Public			Turlock Health Facility COP,
Financing Auth. Special			(Emanuel Medical Center,
Tax Rev., Series 2003 A,			Inc.), 5.00%, 10/15/12(1)	895,000	931,928
(Senior Lien), 5.00%,			Turlock Health Facility COP,
9/1/12 (NATL)(1)	2,000,000	2,132,320
			(Emanuel Medical Center,
			Inc.), 5.00%, 10/15/14(1)	985,000	1,026,685

26

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Turlock Health Facility COP,			Vernon Electric System
(Emanuel Medical Center,			Rev., Series 2009 A,
Inc.), 5.50%, 10/15/15(1)	$ 1,035,000	$ 1,085,311	5.125%, 8/1/21(1)	$ 5,000,000	$ 5,290,250
Turlock Health Facility COP,			West Sacramento Financing
(Emanuel Medical Center,			Auth. Special Tax Rev.,
Inc.), 5.50%, 10/15/16(1)	1,090,000	1,120,400	Series 2006 A, 5.00%,
Turlock Health Facility COP,			9/1/18 (XLCA)(1)	1,500,000	1,513,140
(Emanuel Medical Center,			West Sacramento Financing
Inc.), 5.50%, 10/15/17(1)	1,150,000	1,167,284	Auth. Special Tax Rev.,
Turlock Irrigation District			Series 2006 A, 5.00%,
Rev., Series 2003 A, 5.00%,			9/1/19 (XLCA)(1)	1,500,000	1,494,705
1/1/13 (NATL)(1)	2,175,000	2,371,076	West Sacramento Financing
University of California			Auth. Special Tax Rev.,
Regents Medical Center			Series 2006 A, 5.00%,
Pooled Rev., Series 2008 D,			9/1/20 (XLCA)(1)	1,350,000	1,329,723
5.00%, 5/15/27(1)	1,000,000	1,037,950			663,896,418
University of California			GUAM — 0.1%
Rev., Series 2009 Q,			Territory of Guam GO, Series
5.25%, 5/15/23(1)	2,000,000	2,239,480	2009 A, 6.00%, 11/15/19(1)	1,000,000	1,036,010
Val Verde Unified School			NORTHERN MARIANA ISLANDS — 0.2%
District COP, 5.00%,
1/1/14 (FGIC)(1)(2)	1,000,000	1,150,380	Northern Mariana Islands
			GO, Series 2000 A, 5.75%,
Val Verde Unified School			6/1/10 (ACA)(1)	1,430,000	1,433,375
District COP, 5.25%, 1/1/15,
Prerefunded at 100% of			PUERTO RICO — 3.3%
Par (FGIC)(1)(2)	1,000,000	1,182,120	Puerto Rico Electric Power
Val Verde Unified School			Auth. Rev., Series 2002 II,
District COP, 5.25%, 1/1/15,			5.375%, 7/1/12, Prerefunded
			at 101% of Par (NATL)(2)	3,700,000	4,145,295
Prerefunded at 100% of
Par (FGIC)(1)(2)	1,145,000	1,353,527	Puerto Rico Electric Power
Val Verde Unified School			Auth. Rev., Series 2002 KK,
			5.25%, 7/1/13 (AGM)(1)	2,655,000	2,905,420
District COP, 5.25%, 1/1/15,
Prerefunded at 100% of			Puerto Rico Electric Power
Par (FGIC)(1)(2)	1,415,000	1,672,700	Auth. Rev., Series 2002 KK,
			5.50%, 7/1/14 (AGM)(1)	3,140,000	3,536,676
Val Verde Unified School
District COP, 5.25%, 1/1/15,			Puerto Rico GO, Series 2001
Prerefunded at 100% of			A, (Public Improvement),
Par (FGIC)(1)(2)	2,505,000	2,961,210	5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,354,750
Val Verde Unified School			Puerto Rico GO, Series 2004
District COP, 5.25%, 1/1/15,			A, VRDN, 5.00%, 7/1/12(1)	1,750,000	1,825,862
Prerefunded at 100% of			Puerto Rico Government
Par (FGIC)(1)(2)	2,640,000	3,120,797	Development Bank Rev.,
Val Verde Unified School			4.75%, 12/1/15 (NATL)(1)	1,500,000	1,543,995
District COP, 5.25%, 1/1/15,			Puerto Rico Government
Prerefunded at 100% of			Development Bank Rev.,
Par (FGIC)(1)(2)	2,980,000	3,522,718	Series 2006 B, (Senior
Ventura County Community			Notes), 5.00%, 12/1/15(1)	2,500,000	2,640,200
College District GO,			Puerto Rico Infrastructure
Series 2008 C, (Election			Financing Auth. Special
of 2002), 5.50%, 8/1/33(1)	3,000,000	3,152,580	Tax Rev., Series 2006 B,
			4.50%, 7/1/11(1)	1,400,000	1,436,652
					23,388,850

27

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
U.S. VIRGIN ISLANDS — 0.4%			Virgin Islands Public Finance
Virgin Islands Public Finance			Auth. Rev., Series 2004 A,
Auth. Rev., (Virgin Islands			(Virgin Islands Matching
Gross Receipts Taxes			Fund Loan Note and Senior
Loan Note), 5.00%,			Lien), 5.25%, 10/1/16(1)	$ 500,000	$ 526,095
10/1/18 (NATL/FGIC)(1)	$ 240,000	$ 247,534	Virgin Islands Public Finance
Virgin Islands Public Finance			Auth. Rev., Series 2004 A,
Auth. Rev., Series 2004 A,			(Virgin Islands Matching
(Virgin Islands Matching			Fund Loan Note and Senior
Fund Loan Note and Senior			Lien), 5.25%, 10/1/20(1)	1,000,000	1,020,380
Lien), 5.00%, 10/1/14(1)	500,000	536,785			2,512,189
Virgin Islands Public Finance			TOTAL INVESTMENT
Auth. Rev., Series 2004 A,			SECURITIES — 98.8%
(Virgin Islands Matching			(Cost $663,613,379)		692,266,842
Fund Loan Note and Senior			OTHER ASSETS
Lien), 5.25%, 10/1/15(1)	170,000	181,395	AND LIABILITIES — 1.2%		8,099,967
			TOTAL NET ASSETS — 100.0%		$700,366,809

Futures Contracts
			Underlying Face
	Contracts Purchased	Expiration Date	Amount at Value	Unrealized Gain (Loss)
91	U.S. Long Bond	June 2010	$10,709,562	$115,991

			Underlying Face
	Contracts Sold	Expiration Date	Amount at Value	Unrealized Gain (Loss)
296	U.S. Treasury 2-Year Notes	June 2010	$64,361,500	$(134,787)

Notes to Schedule of Investments
ABAG = Association of Bay Area Governments	(1)	Security, or a portion thereof, has been segregated for when-issued
ACA = American Capital Access		securities and/or futures contracts. At the period end, the
aggregate value of securities pledged was $76,711,000.
AGC = Assured Guaranty Corporation
	(2)	Escrowed to maturity in U.S. government securities or state and
AGM = Assured Guaranty Municipal Corporation		local government securities.
AGM-CR = Assured Guaranty Municipal Corporation —	(3)	Security was purchased under Rule 144A of the Securities Act of
Custodial Receipts		1933 or is a private placement and, unless registered under the
Ambac = Ambac Assurance Corporation		Act or exempted from registration, may only be sold to qualified
COP = Certificates of Participation		institutional investors. The aggregate value of these securities at the period end was $1,330,064, which represented 0.2% of total
FGIC = Financial Guaranty Insurance Company		net assets.
FGIC-TCRS = Financial Guaranty Insurance Company — Transferable	(4)	Security is a zero-coupon municipal bond. The rate indicated is the
Custodial Receipts		yield to maturity at purchase. Zero-coupon securities are issued at
GIC = Guaranteed Investment Contact		a substantial discount from their value at maturity.
GO = General Obligation	(5)	When-issued security.
LOC = Letter of Credit	(6)	Convertible capital appreciation bond. These securities are
M-S-R = Modesto, Stockton, Redding		issued with a zero-coupon and become interest bearing at a
NATL = National Public Finance Guarantee Corporation		predetermined rate and date and are issued at a substantial
discount from their value at maturity. Interest reset or final maturity
NATL-IBC = National Public Finance Guarantee Corporation — Insured		date is indicated, as applicable. Rate shown is effective at the
Bond Certificates		period end.
Radian = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated.
Rate shown is effective at the period end.
See Notes to Financial Statements.
XLCA = XL Capital Ltd.
XLCA-ICR = XL Capital Ltd. — Insured Custodial Receipts

28

Statement of Assets and Liabilities

FEBRUARY 28, 2010 (UNAUDITED)
	California Tax-Free	California
	Money Market	Tax-Free Bond
Assets
Investment securities, at value (cost of $408,148,662
and $663,613,379, respectively)	$408,148,662	$692,266,842
Cash	764,997	831,383
Receivable for investments sold	300,000	—
Receivable for capital shares sold	226,560	1,957,602
Receivable for variation margin on futures contracts	—	68,250
Interest receivable	888,280	8,285,694
	410,328,499	703,409,771

Liabilities
Payable for investments purchased	28,000,000	1,616,865
Payable for capital shares redeemed	405,246	713,635
Payable for variation margin on futures contracts	—	37,000
Accrued management fees	85,312	253,542
Dividends payable	112	421,920
	28,490,670	3,042,962

Net Assets	$381,837,829	$700,366,809

Capital Shares
Outstanding (unlimited number of shares authorized)	381,837,902	62,654,242

Net Asset Value Per Share	$1.00	$11.18

Net Assets Consist of:
Capital paid in	$381,837,898	$683,047,862
Accumulated net investment loss	(23)	(6,454)
Accumulated net realized loss on investment transactions	(46)	(11,309,266)
Net unrealized appreciation on investments	—	28,634,667
	$381,837,829	$700,366,809

See Notes to Financial Statements.

29

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010 (UNAUDITED)
	California Tax-Free	California
	Money Market	Tax-Free Bond
Investment Income (Loss)
Income:
Interest	$706,138	$13,680,249

Expenses:
Management fees	978,431	1,550,178
Temporary guarantee program fees	10,854	—
Trustees’ fees and expenses	8,342	13,246
Other expenses	318	127
	997,945	1,563,551
Fees waived	(311,646)	—
	686,299	1,563,551

Net investment income (loss)	19,839	12,116,698

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(46)	(673,524)
Futures contract transactions	—	(408,323)
	(46)	(1,081,847)

Change in net unrealized appreciation (depreciation) on:
Investments	—	12,437,237
Futures contracts	—	202,523
	—	12,639,760

Net realized and unrealized gain (loss)	(46)	11,557,913

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 19,793	$23,674,611

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2010 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2009
	California Tax-Free Money Market		California Tax-Free Bond
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 19,839	$ 4,223,782	$ 12,116,698	$ 23,414,278
Net realized gain (loss)	(46)	73,055	(1,081,847)	(5,087,337)
Change in net unrealized
appreciation (depreciation)	—	—	12,639,760	4,727,013
Net increase (decrease) in net assets
resulting from operations	19,793	4,296,837	23,674,611	23,053,954

Distributions to Shareholders
From net investment income	(19,696)	(4,223,782)	(12,256,221)	(23,282,784)
From net realized gains	(68,617)	—	—	—
Decrease in net assets from distributions	(88,313)	(4,223,782)	(12,256,221)	(23,282,784)

Capital Share Transactions
Proceeds from shares sold	56,240,290	206,688,782	133,638,524	132,296,225
Proceeds from reinvestment of distributions	84,435	3,928,321	9,666,885	18,658,483
Payments for shares redeemed	(114,055,556)	(351,102,162)	(51,096,028)	(164,962,371)
Net increase (decrease) in net assets
from capital share transactions	(57,730,831)	(140,485,059)	92,209,381	(14,007,663)

Net increase (decrease) in net assets	(57,799,351)	(140,412,004)	103,627,771	(14,236,493)

Net Assets
Beginning of period	439,637,180	580,049,184	596,739,038	610,975,531
End of period	$ 381,837,829	$ 439,637,180	$700,366,809	$ 596,739,038

Accumulated undistributed
net investment income (loss)	$(23)	$(166)	$(6,454)	$133,069

Transactions in Shares of the Funds
Sold	56,240,290	206,688,782	12,005,216	12,355,744
Issued in reinvestment of distributions	84,435	3,928,321	868,134	1,742,660
Redeemed	(114,055,556)	(351,102,162)	(4,590,668)	(15,494,704)
Net increase (decrease) in shares
of the funds	(57,730,831)	(140,485,059)	8,282,682	(1,396,300)

See Notes to Financial Statements.

31

Notes to Financial Statements

FEBRUARY 28, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund (Tax-Free Money Market) and California Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. Tax-Free Money Market is diversified under Rule 2a-7 of the 1940 Act. Tax-Free Bond is diversified under the 1940 Act. The funds’ investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. Tax-Free Money Market invests primarily in municipal obligations with very short-term maturities. Tax-Free Bond invests primarily in municipal obligations of all maturity ranges. The following is a summary of the funds’ significant accounting policies.

Security Valuations — Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Debt securities of Tax-Free Bond maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The funds may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

32

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — In preparing the financial statements, management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of managing and operating the funds, except brokerage expenses, taxes, temporary guarantee program fees, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Tax-Free Bond. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The effective annual management fee for Tax-Free Money Market for the six months ended February 28, 2010 was 0.49% before waiver and 0.33% after waiver. The effective annual management fee was 0.48% for Tax-Free Bond for the six months ended February 28, 2010.

Temporary Guarantee Program — On October 3, 2008, the Board of Trustees approved Tax-Free Money Market to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the program). The program provides coverage to guarantee the account values of shareholders in the event the fund’s net asset value falls below $0.995 and the Trustees liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. Participation in the program requires Tax-Free Money Market to pay a fee based on the net assets of Tax-Free Money Market as of the close of business on September 19, 2008, which is amortized daily over the period. Tax-Free Money Market participated in the program from September 19, 2008 through December 19, 2008 and paid a fee of 0.01% of its net assets as of September 19, 2008. Tax-Free Money Market continued its participation in the program from December 20, 2008 through April 30, 2009 and paid a fee of 0.015% of its net assets as of September 19, 2008. Tax-Free Money Market continued its participation in a program extension from May 1, 2009 through September 18, 2009 and paid a fee of 0.015% of its net assets as of September 19, 2008. The program expired on September 18, 2009. For the six months ended February 28, 2010, the annualized ratio of the program fee to average net assets was 0.01%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

33

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

All investment transactions for Tax-Free Money Market were considered short-term during the six months ended February 28, 2010.

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the six months ended February 28, 2010, were $89,523,847 and $33,100,163 respectively.

4. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of February 28, 2010, the valuation inputs used to determine the fair value of Tax-Free Money Market’s municipal securities were classified as Level 2.

As of February 28, 2010, the valuation inputs used to determine the fair value of Tax-Free Bond’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

5. Derivative Instruments

Interest Rate Risk — Tax-Free Bond is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of Tax-Free Bond’s typical volume during the period.

34

For Tax-Free Bond, the value of interest rate risk derivatives as of February 28, 2010, is disclosed on the Statement of Assets and Liabilities as an asset of $68,250 in receivable for variation margin on futures contracts and a liability of $37,000 in payable for variation margin on futures contracts. For Tax-Free Bond, for the six months ended February 28, 2010, the effect of interest rate risk derivatives on the Statement of Operations was $(408,323) in net realized gain (loss) on futures contract transactions and $202,523 in change in net unrealized appreciation (depreciation) on futures contracts.

6. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended February 28, 2010, the funds did not utilize the program.

7. Risk Factors

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

	Tax-Free
	Money Market	Tax-Free Bond
Federal tax cost of investments	$408,148,662	$663,613,379
Gross tax appreciation of investments	—	$31,748,018
Gross tax depreciation of investments	—	(3,094,555)
Net tax appreciation (depreciation) of investments	—	$28,653,463

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

35

As of August 31, 2009, Tax-Free Bond had accumulated capital losses of $(5,305,027), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

	2011	2012	2013	2014	2015	2016	2017
Tax-Free Bond	$(905,757)	—	$(405,593)	$(322,273)	$(551,134)	$(275,673)	$(2,844,597)

Tax-Free Bond had a capital loss deferral of $(4,305,586) which represents net capital losses incurred in the ten-month period ended August 31, 2009. Tax-Free Bond has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC, the parent corporation of each fund’s advisor. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. The change of trustee may technically be considered a “change of control” of ACC and therefore also a change of control of each fund’s advisor even though there has been no change to their management and none is anticipated. The “change of control” resulted in the assignment of each fund’s investment advisory agreement. Under the Act, an assignment automatically terminated such agreement, making the approval of a new agreement necessary.

On February 18, 2010, the Board of Trustees approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. On April 1, 2010, the Board of Trustees approved new investment advisory agreements. The interim agreements and the new agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. The new agreements have been submitted to shareholders for approval at a Special Meeting of Shareholders to be held on June 16, 2010.

36

Financial Highlights

California Tax-Free Money Market

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From
Investment Operations
Net Investment
Income (Loss)	—(2)	0.01	0.02	0.03	0.03	0.02
Distributions
From Net
Investment Income	—(2)	(0.01)	(0.02)	(0.03)	(0.03)	(0.02)
From Net
Realized Gains	—(2)	—	—(2)	—	—	—
Total Distributions	—(2)	(0.01)	(0.02)	(0.03)	(0.03)	(0.02)
Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.02%	0.77%	2.38%	3.16%	2.70%	1.54%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.34%(4)(5)	0.49%(5)(6)	0.47%(6)	0.49%(6)	0.52%(6)	0.52%
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)	0.50%(4)	0.55%	0.51%	0.51%	0.52%	0.52%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.01%(4)(5)	0.83%(5)(6)	2.32%(6)	3.12%(6)	2.64%(6)	1.53%
Ratio of Net Investment
Income (Loss) to Average
Net Assets (Before
Expense Waiver)	(0.15)%(4)	0.77%	2.28%	3.10%	2.64%	1.53%
Net Assets, End of Period
(in thousands)	$381,838	$439,637	$580,049	$552,347	$530,013	$617,356
(1)	Six months ended February 28, 2010 (unaudited).
(2)	Per-share amount was less than $0.005.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4) Annualized.
(5)	During the reporting period, the investment advisor voluntarily agreed to waive a portion of its management fees in order to maintain a positive yield.
(6)	From August 1, 2006 to July 31, 2009, the investment advisor voluntarily agreed to waive a portion of its management fee.

See Notes to Financial Statements.

37

California Tax-Free Bond

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$10.98	$10.96	$10.92	$11.15	$11.33	$11.41
Income From
Investment Operations
Net Investment
Income (Loss)	0.21	0.44	0.44	0.45	0.46	0.46
Net Realized and
Unrealized Gain (Loss)	0.20	0.01	0.04	(0.23)	(0.18)	(0.08)
Total From
Investment Operations	0.41	0.45	0.48	0.22	0.28	0.38
Distributions
From Net
Investment Income	(0.21)	(0.43)	(0.44)	(0.45)	(0.46)	(0.46)
From Net
Realized Gains	—	—	—	—	—(2)	—
Total Distributions	(0.21)	(0.43)	(0.44)	(0.45)	(0.46)	(0.46)
Net Asset Value,
End of Period	$11.18	$10.98	$10.96	$10.92	$11.15	$11.33

Total Return(3)	3.74%	4.32%	4.42%	1.98%	2.58%	3.36%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.48%(4)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.73%(4)	4.07%	3.96%	4.06%	4.13%	4.02%
Portfolio Turnover Rate	5%	36%	41%	41%	34%	34%
Net Assets, End of Period
(in thousands)	$700,367	$596,739	$610,976	$462,246	$432,052	$435,887
(1)	Six months ended February 28, 2010 (unaudited).
(2)	Per-share amount was less than $0.005.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4) Annualized.

See Notes to Financial Statements.

38

Board Approval of Management Agreements

American Century Investment Management, Inc. (“ACIM” or the “Advisor”) currently serves as investment advisor to the Funds under an interim management agreement (the “Interim Management Agreement”) between the Advisor and the Funds approved by the Funds’ Board of Trustees (the “Board”). The Advisor previously served as investment advisor to the Funds pursuant to a management agreement (the “Prior Management Agreement”) that terminated in accordance with its terms on February 16, 2010, as a result of a change of control of the Advisor’s parent company, American Century Companies, Inc. (“ACC”). The change in control occurred as the result of a change in the trustee of a trust created by James E. Stowers, Jr., the founder of American Century Investments that holds shares representing a significant interest in ACC stock. Mr. Stowers previously served as the trustee of the trust. On February 16, 2010, Richard W. Brown, Co-Chairman of ACC with Mr. Stowers, became the trustee in accordance with the terms of the trust and Mr. Stowers’ long-standing estate and succession plan.

On February 18, 2010, the Board approved the Interim Management Agreement in accordance with Rule 15a-4 under the Investment Company Act to ensure continued management of the Funds by the Advisor after the termination of the Prior Management Agreement and until shareholder approval of a new management agreement (the “Proposed Management Agreement”) as required under the Act. The Board has approved the Proposed Management Agreement and has recommended its approval to shareholders. Fund shareholders are scheduled to consider approval of the Proposed Management Agreement at a meeting to be held on June 16, 2010.*

The Interim Management Agreement and the Proposed Management Agreement are substantially identical to the Prior Management Agreement except for their effective dates and the termination provisions of the Interim Management Agreement. Under the Interim and Proposed Management Agreements, the Advisor will provide the same services to the Funds and receive the same compensation rate as under the Prior Management Agreement.

Basis for Board Approval of Interim Management Agreement

In considering the approval of the Interim Management Agreement, Rule 15a-4 requires the Board to approve the contract within ten business days of the termination of the prior agreement and to determine that the compensation to be received under the interim agreement is no greater than would have been received under the prior agreement. In connection with the approval, the Board noted that it oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided by the Advisor, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations.

*Management agreements for new share classes of the Funds launched after February 16, 2010, did not terminate, have not been replaced by Interim
 Management Agreements, and do not require Board or shareholder approval at this time.

39

In evaluating the Interim Management Agreement, the Board, assisted by the advice of its independent legal counsel, considered a number of factors in addition to those required by the rule with no one factor being determinative to its analysis. Among the factors considered by the Board were the circumstances and effect of the change of control, the fact that the Advisor will provide the same services and receive the same compensation rate as under the Prior Management Agreements, and that the change of control did not result in a change of the personnel managing the Funds. Upon completion of its analysis, the Board approved the Interim Management Agreement, determining that the continued management of the Funds by the Advisor was in the best interests of the Funds and Fund shareholders.

Basis for Board Approval of Proposed Management Agreement

At a meeting held on April 1, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the Proposed Management Agreement. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and services provided to the Funds by the Advisor. The Board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided by the Advisor, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services provided to the Funds;

• the wide range of programs and services the Advisor provides to the Funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the Advisor;

• data comparing the cost of owning the Funds to the cost of owning similar funds;

• the fact that there will be no changes to the fees, services, or personnel who provide such services as compared to the Prior Management Agreement;

• data comparing the Funds’ performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of the Funds to the Advisor and the overall profitability of the Advisor;

• data comparing services provided and charges to the Funds with those for other non-fund investment management clients of the Advisor; and

40

• consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Funds and potential sharing of economies of scale in connection with the management of the Funds.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In particular, the Board recognized that shareholders may have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for each Fund. The Board did not identify any single factor as being all-important or controlling, and each Board member may have attributed different levels of importance to different factors. In deciding to approve the Proposed Management Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Proposed Management Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the Proposed Management Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

• constructing and designing the Funds

• portfolio research and security selection

• initial capitalization/funding

• securities trading

• Fund administration

• custody of Fund assets

• daily valuation of each Fund’s portfolio

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

41

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The investment management services provided to the Funds are complex and provide Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. As a part of its general oversight and in evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Proposed Management Agreement, the Advisor will also provide the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Funds as well as compensation to the five highest paid personnel of the Advisor. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Proposed Management Agreement, and the reasonableness of the proposed management fees.

42

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of each Fund specifically, and the expenses incurred by the Advisor in providing various functions to the Funds. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as the fund complex and the Funds increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of each Fund reflect the complexity of assessing economies of scale.

Comparison to Fees of Funds not Managed by the Advisor. Both the Prior and Proposed Management Agreements provide that the Funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ Independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties that provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of similar funds not managed by the Advisor. The

43

Board concluded that the management fee to be paid by each Fund to the Advisor under the Proposed Management Agreement is reasonable in light of the services to be provided to the Funds.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use Fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute Fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Funds to determine breakpoints in each Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Proposed Management Agreement be approved and recommended its approval to Fund shareholders.

44

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

45

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital 5-Year General Obligation (GO) Bond Index is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The Barclays Capital California Tax-Exempt Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that are investment-grade and are issued in California.

The Barclays Capital Long-Term Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The Barclays Capital Municipal Bond Index is a market value-weighted index designed for the long-term tax-exempt bond market.

The Barclays Capital Non-Investment-Grade Municipal Bond Index is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The Barclays Capital U.S. Aggregate Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Treasury Index is composed of those securities included in the Barclays Capital U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

46

Notes

47

Notes

48

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century California Tax-Free and Municipal Funds
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1004
CL-SAN-67945N

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 29, 2010